                                                        File Nos. 333-86738
                                                                  811-4092
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               _________________
                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [_]
     Pre-Effective Amendment No. ______                          [_]

     Post-Effective Amendment No.  6                             [X]
                                 ----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No. 34                                            [X]
                   ---

     FIRST VARIABLE ANNUITY FUND E
     -----------------------------
     (Exact Name of Registrant)

     FIRST VARIABLE LIFE INSURANCE COMPANY
     -------------------------------------
     (Name of Depositor)

     2122 York Road
     Oak Brook, IL                                                 60523
     ----------------------------------------------------          -----
     (Address of Depositor's Principal Executive Offices)        (Zip Code)

Depositor's telephone number including area code:             (630) 684-9200

     Name and Address of Agent for Service
     -------------------------------------

          Jeffery K. Hoelzel
          Vice President, General Counsel and Secretary
          First Variable Life Insurance Company
          2122 York Road
          Oak Brook, IL 60523

     Copies to:
          Raymond A. O'Hara III, Esq.
          Blazzard, Grodd & Hasenauer, P.C.
          P.O. Box 5108
          Westport, CT 06881
          (203) 226-7866

It is proposed that this filing will become effective:

          ___  immediately upon filing pursuant to paragraph (b) of Rule 485
           X   on May 1, 2000, pursuant to paragraph (b) of Rule 485
          ---
          ___  60 days after filing pursuant to paragraph (a) (1) of Rule 485
          ___  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

          ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:        Interests under Variable Annuity
                                             Contracts

                         FIRST VARIABLE ANNUITY FUND E
                             CROSS REFERENCE SHEET
                           (Pursuant to Rule 495(a))

Item No. in
Form N-4
--------

PART A                                            Location
------                                            --------

Item  1.  Cover Page                              Cover Page

Item  2.  Definitions                             DEFINITIONS

Item  3.  Synopsis or Highlights                  HIGHLIGHTS

Item  4.  Condensed Financial Information         ACCUMULATION UNIT DATA; OTHER
                                                  MATTERS, FINANCIAL STATEMENTS;
                                                  STATEMENT OF ADDITIONAL
                                                  INFORMATION

Item  5.  General Description of Registrant,      FIRST VARIABLE LIFE INSURANCE
          Depositor and Portfolio Companies       COMPANY; THE SEPARATE ACCOUNT;
                                                  SEPARATE ACCOUNT INVESTMENT
                                                  OPTIONS; AIM Variable
                                                  Insurance Funds, Inc.;
                                                  American Century Variable
                                                  Portfolios, Inc.; Deutsche
                                                  Asset Management VIT Funds;
                                                  Federated Insurance Series;
                                                  Lord Abbett Series Fund, Inc.;
                                                  MFS Variable Insurance Trust;
                                                  Seligman Portfolios, Inc;
                                                  Templeton Variable Products
                                                  Series Fund; Variable
                                                  Insurance Products Funds;
                                                  Variable Investors Series
                                                  Trust.

Item  6.  Deductions                              MORE ABOUT CHARGES AND
                                                  DEDUCTIONS

Item  7.  General Description of Variable         THE CONTRACT; CONTRACT
          Annuity Contracts                       BENEFITS AND VALUES


Item  8.  Annuity Period                          Annuity Benefits

Item  9.  Death Benefit                           THE CONTRACT; CONTRACT
                                                  BENEFITS AND VALUES; Death
                                                  Benefits before the Annuity
                                                  Date; Death Benefits after the
                                                  Annuity Date.

Item 10.  Purchases and Contract Value            HIGHLIGHTS; YOUR INVESTMENT
                                                  OPTIONS; Purchase Payments;
                                                  Allocation of Purchase
                                                  Payments; CONTRACT BENEFITS
                                                  AND VALUES

Item 11.  Redemptions                             HIGHLIGHTS; YOUR INVESTMENT
                                                  OPTIONS;THE CONTRACT; CONTRACT
                                                  BENEFITS AND VALUES; SURRENDER
                                                  AND WITHDRAWALS

Item 12.  Taxes                                   FEDERAL TAX MATTERS

Item No. in
Form N-4                                                   Location
--------                                                   --------
PART B
------

Item 13. Legal Proceedings                             OTHER MATTERS; Financial
                                                       Statements; Legal
                                                       Proceedings

Item 14. Table of Contents of the Statement Of         TABLE OF CONTENTS OF THE
         Additional Information                        STATEMENT OF ADDITIONAL
                                                       INFORMATION

Item 15. Cover Page                                    Cover Page

Item 16. Table of Contents                             TABLE OF CONTENTS

Item 17. General Information and History               FIRST VARIABLE LIFE
                                                       INSURANCE COMPANY

Item 18. Services                                      Not Applicable

Item 19. Purchase of Securities Being Offered          Not Applicable

Item 20. Underwriters                                  DISTRIBUTOR; DISTRIBUTION
                                                       AND OTHER AGREEMENTS

Item 21. Calculation of Performance Data               YIELD CALCULATION FOR FIS
                                                       PRIME MONEY FUND II
                                                       INVESTMENT OPTION;
                                                       CALCULATION OF OTHER
                                                       PERFORMANCE INFORMATION

Item 22. Annuity Payments                              ANNUITY BENEFITS; ANNUITY
                                                       PROVISIONS

Item 23. Financial Statements                          FINANCIAL STATEMENTS

PART C
------

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

Prospectus                                                      May 1, 2000
                                CAPITAL NO LOAD
                  FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACTS
                                   Issued by
                     FIRST VARIABLE LIFE INSURANCE COMPANY

Our Marketing and Executive Office:    Our Variable Service Center:     Or, for express deliveries:
   2122 York Road                      P.O. Box 1317                    4200 University Avenue
   Oak Brook, IL 60523                 Des Moines, IA 50305-1317        West Des Moines, IA 50266
   Automated Information Line:         (800) 845-0689
   (800)-59-FUNDS

The Contract described in this prospectus provides for the payment of monthly annuity payments on a fixed or variable basis beginning on a preselected Annuity Date. The Contract also permits you to accumulate Account Value until the Annuity Date, based on the payments you make, the charges and expenses of the Contract, and the investment results of your underlying investment options. You have the flexibility to adjust the amount and frequency of payments, and may use the Contract as a "Qualified Contract" in a tax-qualified retirement plan or as a "Non-Qualified Contract" for other long-term savings and retirement purposes.

You may allocate your payments and your Contract's Account Value among twenty-nine different investment options, or to our Fixed Account. The investment options are available through our segregated asset account called First Variable Annuity Fund E (the "Separate Account"). The Separate Account invests in selected portfolios of ten mutual funds (the "Funds"). The portfolios currently available under the Contract are:

--------------------------------------------------------------   ----------------------------------------------------------
      Mutual Fund                    Portfolio                         Mutual Fund                 Portfolio
--------------------------------------------------------------   ----------------------------------------------------------
     AIM Variable             .    V.I. Capital Appreciation         Lord Abbett Series         .    Growth & Income
 Insurance Funds, Inc.        .    V.I. Growth                        Fund Inc. ("LA")
       ("AIM")
--------------------------------------------------------------   ----------------------------------------------------------

     American Century         .    V.P. Value                          MFS* Variable            .    Growth Series (Initial Class
 Variable  Portfolios, Inc.                                           Insurance Trust                Shares--not available for new
        ("ACS")                                                           ("MFS")                    purchases)*
                                                                                                .    Growth Series (Service Class
                                                                                                     Shares)
                                                                                                .    Growth with Income Series
                                                                                                     (Initial Class Shares--not
                                                                                                     available for new purchases)*
                                                                                                .    Growth with Income Series
                                                                                                     (Service Class Shares)
                                                                                                .    New Discovery Series (Initial
                                                                                                     Class Shares--not available for
                                                                                                     new purchases)* seeks capital
                                                                                                     appreciation
                                                                                                .    New Discovery Series seeks
                                                                                                     capital appreciation (Service
                                                                                                     Class Shares)
--------------------------------------------------------------   ----------------------------------------------------------

      Deutsche Asset          .    EAFE Index                         Segliman Portfolios,      .    Communications & Information
      Management VIT          .    Equity 500 Index                          Inc.
      Funds ("DAM")           .    Small Cap Index                         ("SEL")
--------------------------------------------------------------   ----------------------------------------------------------

  Federated Insurance         .    High Income Bond Fund II           Templeton Variable        .    Growth Securities
         Series               .    Prime Money Fund II               Products Series Fund            (Class 2 shares)
         ("FIS")                                                           ("TEM")              .    International Securities
                                                                                                     (Class 2 shares)
--------------------------------------------------------------   ----------------------------------------------------------

    Fidelity Variable         .    Contrafund                        Variable Investors         .    Small Cap Growth
   Insurance Products              seeks growth with income           Series Trust ("VIST")     .    World Equity **
      Funds ("FMR")           .    Equity - Income                                              .    Growth
                              .    Growth Opportunities                                         .    Matrix Equity
                                   (Service Class 2 shares)                                          sector weighted equities
                                                                                                .    Growth & Income
                                                                                                .    Multiple Strategies
                                                                                                          stocks, bonds & cash
                                                                                                .    High Income Bond **
                                                                                                .    U.S. Government Bond
--------------------------------------------------------------   ----------------------------------------------------------
                                                                                                *    Initial Class Shares not
                                                                                                     available for new
                                                                                                     purchases
                                                                                                **   Not available for new
                                                                                                     purchases
--------------------------------------------------------------   ----------------------------------------------------------

This prospectus contains information you should know before investing. Additional information about the Contract and Separate Account is in our Statement of Additional Information (the "Statement"). For a free copy, please write to our Variable Service Center or call the number shown above. The Statement, dated May 1, 2000, has been filed with the Securities and Exchange Commission and is incorporated into this prospectus by reference. The table of contents of the Statement is on page __ of this prospectus.

The Contracts are not bank deposits; are not federally insured; are not endorsed by any bank or government agency; are not guaranteed, and may be subject to loss of principal.

Neither the Securities and Exchange Commission nor any state securities commission approved or disapproved these securities or passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense. This prospectus is accompanied by the current prospectuses of the Funds. All prospectuses should be read and retained for future reference.

We have not authorized any person to give any information not contained in this prospectus (or in any sales literature we have approved.) We do not offer the Contracts everywhere, and this prospectus does not constitute an offer anywhere that it would be unlawful. In certain jurisdictions, various time periods and other terms and conditions may vary from what is described in this prospectus. Any such variations that apply to your Contract will be included in the Contract or a related rider or endorsement.

                               TABLE OF CONTENTS

DEFINITIONS...................................................................
SUMMARY OF EXPENSES...........................................................
FIRST VARIABLE LIFE INSURANCE COMPANY.........................................
THE SEPARATE ACCOUNT..........................................................
YOUR INVESTMENT OPTIONS.......................................................
 The Available Options........................................................
 Transfers Among Investment Options...........................................
    General Requirements......................................................
  Automatic Transfer Programs.................................................
    Restrictions on Transfers.................................................
    Mixed and Shared Funding..................................................

MORE ABOUT CHARGES AND DEDUCTIONS.............................................
 Daily Deductions.............................................................
 Annual Deductions............................................................
 Annual Contract Maintenance Charge...........................................
Optional Additional Benefit Charges...........................................
 Premium Taxes................................................................

Other Charges and Expenses....................................................
 Fund Expenses................................................................
 Income Taxes.................................................................
 Special Service Fees.........................................................
 Elimination, Reduction or Refund of Charges and Deductions...................
Group and Sponsored Arrangements..............................................
Gender-Neutral Policies.......................................................
Purpose of Contract Charges...................................................
THE CONTRACT..................................................................
 Application and Issuance of a Contract.......................................
  Free Look Right.............................................................
 Purchase Payments............................................................
Allocation of Purchase Payments...............................................
Delayed Investment Allocation Date............................................
Telephone Transactions........................................................
CONTRACT BENEFITS AND VALUES..................................................
Determination of Account Value................................................
 Death Benefits Before the Annuity Date.......................................
Death of the Annuitant........................................................
 Death of the Owner...........................................................
BASIC DEATH BENEFIT...........................................................
OPTIONAL DEATH BENEFIT RIDERS.................................................
BEST ANNIVERSARY VALUE DEATH BENEFIT..........................................
EXTRA PROTECTOR DEATH BENEFIT.................................................
ESTATE PROTECTOR DEATH BENEFIT................................................
 Surrender and Withdrawals....................................................
Surrender.....................................................................
Withdrawals...................................................................
Systematic Withdrawals........................................................
Payment of Proceeds...........................................................
Tax Withholding and Tax Penalties.............................................
 Annuity Benefits.............................................................
General.......................................................................
 Annuity Options..............................................................
  Option A. Life Annuity......................................................
  Option B. Life Annuity with Periods Certain of 60, 120, 180 or 240 Months...
  Option C. Joint and Survivor Annuity........................................
  Option D. Joint and Contingent Annuity......................................
  Option E. Fixed Payments for a Period Certain...............................
Form of Annuity Payments......................................................
Annuity Date..................................................................

Annuitization Bonus..........................................................
Calculation of Annuity Payments..............................................
Guaranteed Minimum Income Rider..............................................
Death Benefits After the Annuity Date........................................
Death Of the Annuitant.......................................................
Death of the Owner...........................................................
OTHER PROVISIONS OF THE CONTRACT.............................................
   Misstatement of Age or Sex................................................
Owner and Beneficiary........................................................
Beneficiary..................................................................
Changes and assignments......................................................
Assignments..................................................................
Change of Annuitant Designation..............................................
Texas Optional Retirement Program............................................
Voting Rights................................................................
Suspension of Payments or Transfers..........................................
DISTRIBUTION AND OTHER AGREEMENTS............................................
FEDERAL TAX MATTERS..........................................................
   General...................................................................
Our Taxation.................................................................
Income Tax Deferral on Increases in Account Value............................
Contracts Owned by Other than Natural Persons................................
 Diversification Requirements................................................
Investment Control...........................................................
Distributions from Non-Qualified Contracts...................................
Penalty tax on Premature Distributions.......................................
Annuity Payments.............................................................
Death Benefits...............................................................
Multiple Contracts...........................................................
 Tax-Qualified Retirement Plans..............................................
Traditional IRAs and Roth IRAs...............................................
   Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and...........
   Profit Sharing Plans......................................................
   403(b) Annuities..........................................................
   Section 457 Plans.........................................................
Distributions from Qualified Contacts........................................
Roth IRAs....................................................................
Penalty tax on Pre-Retirement Distributions..................................
 Tax Sheltered Annuities - Withdrawal Limitations............................
Federal Income Tax Withholding...............................................
ADVERTISING PRACTICES........................................................
FIS Prime Money Fund II Portfolio............................................
Other Portfolios.............................................................
 OTHER MATTERS...............................................................
 Financial Statements........................................................
   Legal Proceedings.........................................................
 Transfers by the Company....................................................
 YEAR 2000 ISSUES............................................................

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
APPENDIX  A  ACCUMULATION UNIT DATA

                                  DEFINITIONS

Account Value - The value of a Contract during the Accumulation Period.

Accumulation Period - The time between the Contract Date and the Annuity Date.

Accumulation Unit - An accounting unit of measure used to calculate the Account Value in a Separate Account Investment Option.

Annuitant - The natural person on whose life annuity payments are based.

Annuity Date - The date on which annuity payments are scheduled to begin.

Annuity - A series of payments we make to the payee you select. "Fixed" annuity payments are those where we guarantee the dollar amount of each payment. "Variable" annuity payments are those where the dollar amount of each payment may vary to reflect the investment experience of the applicable Separate Account Investment Option.

Business Day - Each day the New York Stock Exchange is open for regular trading. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Business Day ends at the close of regular trading for the day on the exchange, which usually is 4:00 p.m. Eastern time.

Contract Anniversary - An anniversary of the Contract Date.

Contract Date - The date the Contract takes effect, as shown on the Owner's Contract data page (as the Issue Date).

Contract Month - Each one-month period beginning on the Contract Date and generally on the same day of each month after that.

Contract Quarter - One quarter of a Contract Year. The first Contract Quarter begins on the Contract Date and ends on the last Business Day of the third Contract Month.

Contract Year - One year from the Contract Date and from each Contract Anniversary.

Withdrawal Value - The value of a Contract available during the Accumulation Period upon surrender or withdrawal. Withdrawal Value equals your Account Value reduced by any taxes not previously deducted, and by any annual deductions for the Contract Year.


                                  HIGHLIGHTS

These highlights discuss certain important aspects of the Contract. The rest of this prospectus explains these and other aspects in greater detail. Be sure to read the prospectus and the prospectuses of the Funds for more complete information.

How do investment results affect a Contract?

You invest purchase payments and the Account Value under your Contract in one or more of the investment options we offer. Your Account Value increases or decreases by the amount of any positive or negative return it earns in those options. Your Account Value also will decrease by the amount of all charges and deductions we make under your Contract.

Account Value invested in our Separate Account investment options is not guaranteed, and you bear the entire investment risk under those options. Account Value allocated to our Fixed Account, however, is provided with our guarantees of principal and a minimum 3% rate of interest on an annual basis.

After the Annuity Date, the investment results of our Separate Account will affect the dollar amount of variable annuity payments. If you select a fixed annuity, we will guarantee the amount of each annuity payment.

How much can I (or must I) invest in a Contract?

We generally require you to make a minimum initial purchase payment of $20,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. You may make additional purchase payments after that, but each additional purchase payment must be at least $500 for Non-Qualified Contracts and $100 for Qualified Contracts.

We will reduce our minimum purchase payment requirements if you participate in certain automatic investment plans described in this prospectus. We reserve the right to decline any purchase payment and, unless we consent otherwise, the maximum amount of a purchase payment for a Contract is $1 million.

Will I have access to my Account Value?

You may take amounts from your Contract's Withdrawal Value at any time up to the Annuity Date. You may surrender (i.e., cancel) your Contract at any time up to the Annuity Date, and we will pay you the Withdrawal Value.

On the Annuity Date, we will use your Account Value to determine the amount of annuity payments that we will make.

What general income tax consequences will I have from owning a Contract?

A 10% percent federal income tax penalty may apply to the income portion of any distribution that you take from a Non-Qualified Contract before you are age 59 1/2, with certain exceptions. Separate tax withdrawal penalties and restrictions apply to a Qualified Contract.

This prospectus contains more information in the FEDERAL TAX MATTERS section, including a discussion of owner control of the underlying investments in a variable annuity contract and general information on the taxation of death benefits.

What are the charges and deductions under a Contract?

We make the following charges and deductions:

Daily Deductions - composed of an administrative charge at an annual rate of
 .25% of the daily net assets in each Separate Account Investment Option, and a mortality and expense risk charge at an annual rate of 1.25% of the daily net assets in each Separate Account Investment Option.

Annual Deductions - composed of a contract maintenance charge of $30 if your Account Value is less than $100,000, and any charges for optional additional benefit riders.

Premium Taxes - no deductions are made for premium or other taxes payable to a state or other governmental entity, unless imposed by the state where you reside.

Fund Expenses - there are deductions and expenses paid out of the assets of the Funds that are described in the accompanying prospectuses for the Funds.

Other Expenses - currently none, but we reserve the right to impose charges for other taxes that may be payable and are attributable to the Contracts in the future.

SUMMARY OF EXPENSES

Owner Transaction Expenses
Sales Load on Purchase Payments                   NONE

Withdrawal Charge - as a % of purchase
payments:                                         NONE


Transfer Fee - on transfers of Account Value      NONE
between Investment Options


Annual Contract Maintenance Charge -              $ 30
waived for Contracts with Account Value of

$50,000 or more

Separate Account Expenses - as a percentage
of average Account Value
   Administrative Charge                          0.25%
   Mortality and Expense Risk Charge              1.25%
                                                  -----
Total Separate Account Annual Expenses            1.50%

Annual Fund Expenses After Expense Reimbursements

                                                            Management     12b-1      Other Operating      Total
                                                               Fees         Fee          Expenses         Expenses*
                                                               ----         ---          --------         --------
Mutual Fund Portfolio
---------------------
AIM V.I. Capital Appreciation                                  0.62%       0.00%           0.11%            0.73%
AIM V.I.  Growth                                               0.63%       0.00%           0.10%            0.73%
ACS  V.P. Value                                                1.00%       0.00%           0.00%            1.00%
DAM EAFE Index                                                 0.45%       0.00%           0.20%            0.65%
DAM Small Cap Index                                            0.35%       0.00%           0.10%            0.45%
DAM Equity 500 Index                                           0.20%       0.00%           0.10%            0.30%
FIS High Income Bond Fund II                                   0.60%       0.00%           0.19%            0.79%
FIS Prime Money Fund II                                        0.50%       0.00%           0.23%            0.73%
FMR Contrafund (Service Class 2)                               0.58%       0.25%           0.12%            0.95%
FMR Equity - Income (Service Class 2)                          0.48%       0.25%           0.10%            0.83%
FMR Growth Opportunities (Service Class 2)                     0.58%       0.25%           0.13%            0.96%
LA Growth & Income                                             0.50%       0.00%           0.37%            0.87%
MFS New Discovery Series (Initial Class)                       0.90%       0.00%           0.27%            1.17%
MFS New Discovery Series (Service Class)                       0.90%       0.20%           0.17%            1.27%
MFS Growth Series (Initial Class)                              0.75%       0.00%           0.26%            1.01%
MFS Growth Series (Service Class)                              0.75%       0.20%           0.16%            1.11%
MFS Growth with Income Series (Initial Class)                  0.75%       0.00%           0.13%            0.88%
MFS Growth with Income Series (Service Class)                  0.75%       0.20%           0.13%            1.08%
SEL Communications & Information                               0.75%       0.25%           0.11%            1.11%
TEM International (Class 2)                                    0.69%       0.25%           0.19%            1.13%
TEM Growth Securities (Class 2)                                0.83%       0.25%           0.05%            1.13%
VIST Small Cap Growth                                          0.85%       0.00%           0.50%            1.35%
VIST World Equity                                              0.70%       0.00%           0.50%            1.20%
VIST Growth                                                    0.70%       0.00%           0.32%            1.02%
VIST Matrix Equity                                             0.65%       0.00%           0.50%            1.15%
VIST Growth & Income                                           0.75%       0.00%           0.50%            1.25%
VIST Multiple Strategies                                       0.70%       0.00%           0.40%            1.10%
VIST High Income Bond                                          0.70%       0.00%           0.50%            1.20%
VIST U.S. Government Bond                                      0.60%       0.00%           0.25%            0.85%

* "Total Expenses" for the Portfolios before reimbursement by the relevant

Fund's investment advisor, for the period ended December 31, 1999, were as follows: 0.43% for the DAM Equity 500 Index Portfolio; 1.18% for the DAM Small Cap Index Portfolio; 1.15% for the DAM EAFE Index Portfolio; 2.49% for the MFS New Discovery Series - Initial Class; 2.69% for the MFS New Discovery Series - Service Class; 1.47% for the MFS Growth Series - Initial Class; 1.66% for the MFS Growth Series - Service Class; 1.68 % for the VIST Small Cap Growth Portfolio; 1.57% for the VIST World Equity Portfolio; 1.27% for the VIST Matrix Equity Portfolio; 1.26% for the VIST Growth & Income Portfolio; 1.50% for the VIST High Income Bond Portfolio; 1.39% for the VIST U.S. Government Bond Portfolio of average daily net assets.

The purpose of this Table is to assist you in understanding the various costs and expenses that you will bear directly and indirectly. The Table reflects charges and expenses of the Separate Account as well as the Funds. For additional information, see "MORE ABOUT CHARGES AND DEDUCTIONS" on page ____ and the Funds prospectuses that accompany this prospectus.

Expense examples on a Hypothetical $1,000 investment in the Contract, Assuming 5% annual rate of return, in existing Investment Options:

                                                               If you Annuitize a Contract during the first 2 Contract Years, or if you surrender
                                                                   1 Year          3 Years         5 Years           10 Years
                                                                   ------          -------         -------           --------
FIS Prime Money Fund II                                              $24             $74             $127              $272
VIST U.S. Government Bond                                            $25             $78             $133              $284
VIST High Income Bond                                                $29             $89             $152              $320
VIST Matrix Equity                                                   $29             $88             $149              $315
VIST World Equity                                                    $29             $89             $152              $320
VIST Growth                                                          $27             $83             $142              $302
VIST Multiple Strategies                                             $29             $88             $149              $315
VIST Growth & Income                                                 $30             $91             $154              $325
VIST Small Cap Growth                                                $31             $94             $159              $335
LA Growth & Income                                                   $26             $79             $135              $286
ACS V.P. Value                                                       $27             $83             $141              $300
TEM International (Class 2 shares)                                   $28             $87             $148              $313
DAM Equity 500 Index                                                 $20             $61             $104              $225
DAM Small Cap Index                                                  $21             $65             $112              $242
MFS New Discovery  Series (Initial class shares)                     $29             $88             $150              $317
MFS Growth Series (Initial class shares)                             $27             $83             $142              $301
MFS Growth & Income (Initial class shares)                           $26             $79             $135              $287
AIM V.I. Growth                                                      $24             $74             $127              $272
AIM V.I. Capital Appreciation                                        $24             $74             $127              $272

Expense examples on a Hypothetical $1,000 investment in the Contract, Assuming 5% annual rate of return in Investment Options available May 1, 2000:

                                                                         If you Annuitize a Contract during the first 2
                                                                               Contract Years, or if you surrender
Mutual Fund Portfolio                                                           1 Year                  3 Years
---------------------                                                           ------                  -------
MFS New Discovery Series (Service Class shares)                                  $30                      $91
MFS Growth Series (Service Class shares)                                         $28                      $86
MFS Growth with Income Series (Service Class shares)                             $28                      $85
SEL Communications & Information                                                 $28                      $86
FMR Contrafund (Service Class 2)                                                 $26                      $81
FMR Equity - Income (Service Class 2)                                            $25                      $77
FMR Growth Opportunities (Service Class 2)                                       $27                      $82
TEM Growth Securities (Class 2)                                                  $28                      $87
FIS High Income Bond Fund II                                                     $25                      $76
DAM EAFE Index                                                                   $23                      $72

Do not consider the examples a representation of past or future expenses. Actual expenses may be greater or less than those shown. For example, the examples do not reflect premium tax charges or any optional benefit riders

                     FIRST VARIABLE LIFE INSURANCE COMPANY


We are a stock life insurance company that was organized under Arkansas law in 1968. We engage principally in the business of variable life insurance, variable annuities, and fixed annuities. We hold licenses to sell insurance in 49 states, the District of Columbia and the U.S. Virgin Islands. ILona Financial Group, Inc. ("ILona"), formerly known as Irish Life of North America, Inc., owns all of our outstanding stock, and Irish Life & Permanent plc. ("Irish Life & Permanent"), in turn, owns all of ILona. Irish Life & Permanent is a leading life and financial services group in Ireland with total assets of over $27 billion at May 1, 2000.

We have an A (Excellent) rating from A.M. Best Company, an independent firm that analyzes insurance carriers. We also have an A+ rating from Standard and Poor's and an AA- rating from Duff & Phelps Credit Rating Co. on claims paying ability. These ratings only reflect the opinion of the rating company on our relative financial strength, and on our ability to satisfy our obligations under the Policies. The ratings do not reflect the investment performance of the Separate Account, or the degree of risk associated with an investment in the Separate Account.

                             THE SEPARATE ACCOUNT

We authorized the establishment of First Variable Annuity Fund E (the "Separate Account) under Arkansas law on December 4, 1979; and we have registered the Separate Account with the Securities and Exchange Commission ("SEC") as a unit investment trust-type investment company.

The Separate Account's assets belong to us. However, our other creditors could reach only the amount (if any) in the Separate Account that exceeds the current value of our obligations to policyholders who have chosen a Separate Account investment option.

The Separate Account has several different investment options within it. We invest the assets allocated to each investment option in one Portfolio of a Fund.

We may add other investment options to the Contracts that, in turn, may be invested in other Portfolios of a Fund, or in portfolios of other mutual funds. We may restrict these other investment options to customers of specified distributors.

                            YOUR INVESTMENT OPTIONS

The Available Options

You may allocate your premium payments and existing Account Value to one or more of our Separate Account investment options and/or to our Fixed Account. The currently available Portfolios for our Separate Account investment options are listed on the cover page of this prospectus. More information, including a discussion of potential risks, appears in the current prospectuses for the Funds, which accompany this prospectus. (The prospectuses for the Funds may also describe other portfolios that are not available under a Contract.) You should read this prospectus and the prospectuses for the Funds carefully before investing in any Separate Account investment option.

The investment objectives and policies of certain Separate Account investment options are similar to the investment objectives and policies of other mutual funds that the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Separate Account investment options may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same advisers.

We may enter into certain arrangements under which we are reimbursed by the Portfolios' advisers, distributors and/or affiliates for the administrative services which we provide to the Portfolios.

We do not guarantee that continued purchase of Portfolio shares will remain appropriate in view of the purposes of the Separate Account. If shares of a Portfolio are no longer available for investment by the Separate Account or if, in our judgment, further investment in the shares should become inappropriate or inadvisable in view of the purpose of the Contracts, we may limit further purchase of the shares or substitute shares of another portfolio or investment vehicle for shares already purchased or to be purchased in the future. We also may, in our discretion, remove Portfolios for transfers or new investments. No substitution of securities may take place without prior approval of the SEC, to the extent required, and in compliance with requirements the SEC may impose.

We may also combine separate account investment options or operate them in any form permitted by law, including a form that allows them to make direct investments.

This prospectus generally describes only the Contract and Separate Account investment options. Because of certain exemptions, interests in our Fixed Account are not registered under the securities laws, nor have we registered the Fixed Account as an investment company. Accordingly, the protections of the federal securities laws do not apply to our Fixed Account. We will credit your Account Values in the Fixed Account with at least a minimum effective rate of interest per year. We may credit additional amounts of "current" interest in our sole discretion. New purchase payments and transfers from the Separate Account to the Fixed Account may each receive different current interest rate(s) than the current interest rate(s) credited to Account Value that has been previously invested in the Fixed Account. We determine current interest rates in advance, and credit interest daily to your Account Value in the Fixed Account.

Transfers Among Investment Options

General Requirements. You may transfer Account Value among investment options by written request or telephone. The minimum amount you may transfer is the lesser of (a) $1,000 or (b) your entire interest in the applicable investment option. A minimum of $1,000 must remain in an investment option after a transfer. You should mail, fax or express written transfer requests to our Variable Service Center shown on the front cover of this prospectus. You can also request a transfer by phoning 1-800-845-0689.

Transfer requests must clearly specify the amount to be transferred and the investment options affected. All transfer requests made at the same time for Separate Account investment options will be treated as a single request. The transfer will be effective at the prices we next compute after we receive the transfer request at our Variable Service Center.

Prior to the Annuity Date. Contract Value to be transferred is subject to the following:

Unless we consent, all Purchase Payments and transfers allocated to the Fixed Account must remain in the Fixed Account for one year prior to any transfer from the Fixed Account.

After the Annuity Date, you may make a transfer once each Contract Year, subject to certain procedures outlined in the Contract:

 .  from one or more Separate Account investment options to other Separate
   Account Investment Options; or

 .  to the Fixed Account.

No transfers are permitted from the Fixed Account to the Separate Account once annuity payments begin.

Automatic Transfer Programs - You can participate in automatic transfer arrangements, including dollar cost averaging and asset rebalancing programs. You initiate these programs by making a written or telephone request to our Variable Service Center shown on the front cover of this prospectus. We make the automatic transfers on the last business day of whichever of the following intervals you request: quarterly, semi-annually, annually, monthly (for dollar cost averaging only), or at any other interval that we approve. You may request us to cease automatic transfers at any time.

Automatic transfers from the Fixed Account are subject to the restrictions described above in General Requirements (except that, for dollar cost averaging only, you can transfer up to 100% of your Account Value in the Fixed Account within one Contract Year if you have selected the monthly interval.) We currently do not charge you for an automatic transaction program, although we reserve the right to do so in the future.

The dollar cost averaging program permits transfers from the FIS Prime Money Fund II investment option or the Fixed Account to other Separate Account investment options on a regularly scheduled basis. Such systematic transfers may prevent investing too much when the price of securities is high or too little when the price is low. There is no guarantee of this, however.

Also, since systematic transfers, such as dollar cost averaging, involve continuous investment regardless of fluctuating price levels, you should consider your ability to continue purchases through all phases of the market cycle.

The minimum amount, for each dollar cost averaging transfer, is $100. You must have $1,200 of Account Value in the FIS Prime Money Fund II investment option or the Fixed Account, as applicable, before a "dollar cost averaging" program may begin. Transfers from the Fixed Account are also subject to the restrictions above, except that 100% of amounts in the Fixed Account may be systematically transferred before the Annuity Date if transfers are made monthly for a one-year period.

The asset rebalancing program enables you to select the percentage levels of Account Value you wish to maintain in particular investment options. At the intervals you select, we will automatically rebalance your Account Value to maintain the indicated percentages by transfers among the investment options. You must include all of your Account Value allocated to the Separate Account investment options in any asset rebalancing program.

Other investment programs, such as systematic transfers and systematic withdrawals, or other transfers or withdrawals may not work well in concert with the asset rebalancing program. Therefore, you should monitor your use of these programs while the asset rebalancing program is being used. Currently, dollar cost averaging and automatic account rebalancing may not be in effect simultaneously.

We currently do not charge for enrolling in these programs, but we reserve the right to do so.

Restrictions on Transfers. Generally, you may make an unlimited number of transfers in any Contract Year. Frequent requests to transfer, however, may have a detrimental effect on the value of Portfolio shares held in the Separate Account. We may therefore limit the number of permitted transfers in any Contract Year, or refuse to honor any transfer request for an owner or a group of owners, if:

 . the purchase of shares of one or more of the Portfolios is to be restricted because of excessive trading; or

 . if a specific transfer or group of transfers is deemed to have a detrimental effect on Account Value or Portfolio share prices.

We may also at any time suspend or cancel acceptance of third party transfer requests on behalf of an Owner; or restrict the Investment Options that will be available for such transfers. Notice will be provided to the third party in advance of the restrictions. We will not impose any restrictions, however, if we have received satisfactory evidence that:

 . you, as Owner, have appointed the third party to act on your behalf for all financial affairs; or

 . a court of competent jurisdiction has appointed the third party to act on the Owner's behalf.

We also reserve the right at any time and without prior notice to otherwise modify, suspend or stop the transfer privileges.

Mixed and Shared Funding

We buy shares of the Funds for the Separate Account in connection with the Contracts, and for allocation to separate accounts funding variable annuity policies and other variable life insurance policies issued by us. The Funds offer shares to other insurance companies and to other separate accounts, either affiliated or unaffiliated with us, for the same purpose. In the future, it may conceivably become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in one or more of the Portfolios simultaneously, if the interests of variable life insurance and variable annuity policy owners differ. The boards of trustees of the Funds intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, they or the insurance companies should take in response.

                       MORE ABOUT CHARGES AND DEDUCTIONS

Daily Deductions

Each Business Day, we deduct an administrative charge and a mortality and expense risk charge, both before and after the Annuity Date, that we calculate as a percentage of your Contract's net assets in each Separate Account investment option. The annual rate for the administrative charge is 0.25%, and the annual rate for the mortality and expense risk charge is 1.25%.

Annual Deductions

At the end of each Contract Year, we make an annual deduction from each Contract's Account Value. We make the deduction from your Investment Options in proportion to the amount of your Account Value in each (i.e., on a "pro-rata basis") or by any other method you select and we approve.

For example, we will permit you to have deductions first taken from one or more pre-selected investment options. You may also request deductions to first be taken from the Separate Account investment option that has had the best investment performance over the prior Contract Month.

The annual deductions are generally taken on each Contract Anniversary, based on your Account Value at that time. If your Annuity Date is not a Contract Anniversary, however, we will calculate the annual deductions on the Annuity Date. Similarly, if you surrender your Contract, or make a total withdrawal at a time other than a Contract Anniversary, we will calculate the annual deductions on the transaction date.

The annual deductions include the following charges:

Annual Contract Maintenance Charge. This charge is $30.00 per Contract Year for each Contract Year during the Accumulation Period. We will waive this charge for a Contract Year if your Account Value for that year is $50,000 or more.

Optional Additional Benefit Charges. We will deduct additional amounts if you elected to add optional additional benefit riders to your Contract. Charges for the riders will be separately stated in your Contract. The charges for currently offered riders are: 0.15% of your Account Value for the Best Anniversary Value Death Benefit Rider; 0.20% of your Account Value for the Extra Protector Death Benefit Rider; 0.25% of your Account Value for the Guaranteed Minimum Income Payment Rider; and 0.20% to 0.60% of your Account Value for the Estate Protector Death Benefit Rider. The charges for a rider are not taken for any Contract Year that begins after:

 .  the date annuity payments begin; or

 .  the date the rider otherwise terminates

Premium Taxes

We will deduct premium taxes or other taxes payable to a state or other governmental entity from your Contract. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. We currenly intend to deduct premium taxes when incurred. Premium taxes generally range from 0% to 4%.

Other Charges and Expenses

Fund Expenses. Our Separate Account purchases shares of the Funds at net asset value, which reflects investment management fees, other operating expenses and any expense reimbursement paid by an investment adviser to the applicable Portfolio. (See "Highlights - Fund Expenses.")

Income Taxes. While we currently do not reduce Account Value for federal income taxes of the Separate Account, we reserve the right to do so, if we determine that we will incur a tax because of the operation of the Separate Account. We will deduct for any income taxes incurred as a result of the operation of the Separate Account whether or not our possible reserve for taxes was sufficient.

We will deduct any withholding taxes required by applicable law when amounts are distributed from a Contract.

Special Service Fees. We do not charge you for special services, such as additional reports, dollar cost averaging, and asset rebalancing. Although we do not currently intend to do so, we reserve the right to charge you for these special services in the future.

Elimination, Reduction or Refund of Charges and Deductions

We may eliminate, reduce, or refund any charges and deductions on a Contract when sales of Contracts are made to certain individuals or to group and sponsored arrangements. We will do this when we expect savings of sales, administration or other expenses, or a reduction in the level of risks we expect to assume under the Contracts. (This prospectus describes such groups under "Group and Sponsored Arrangements" below.) We determine any such adjustment to charges and deductions after examination of relevant factors such as:

 . the size and type of group, because large numbers of Contracts tend to lower our per-Contract expenses;

 . the total amount of premium payments to be received, because certain expenses tend to be a smaller percentage of larger premium payments;

 . any prior or existing relationship we have with the purchaser, because of the likelihood of reduced marketing and implementation expenses;

 . other circumstances, of which we are not presently aware, which could result in reduced expenses; and

 .  after a Contract is issued, if we anticipate expenses for later Contract
   Years that are lower than initially projected.

We also may eliminate, reduce or refund charges and deductions when we issue a Contract to an officer, director, employee or agent of ours or any of our affiliates. We do not, however, guarantee any adjustment in charges and deductions, and any adjustment may vary by group.

All adjustments will be made under our uniform administrative rules then in effect. In no event will adjustments to charges or deductions be permitted if the adjustment would be unfairly discriminatory to any person.

Group and Sponsored Arrangements. Group arrangements include those in which a trustee, employer, association or similar entity purchases individual Contracts covering a group of individuals on a group basis. An example of such an arrangement is a non-tax qualified deferred compensation plan. Sponsored arrangements include those in which an employer, an association or similar entity permits the Company to offer Contracts to its employees or members on an individual basis.

Gender-Neutral Policies. In 1983, the United States Supreme Court decided in Arizona Governing Committee v. Norris that certain annuity contracts may not be used to fund certain employee benefit programs where the contracts provided values and benefits that varied with the gender of the participant. We may therefore offer Contracts that do not vary by gender for use in connection with certain employee benefit programs. We recommend that any employer proposing to offer the Contracts to employees under a group or sponsored arrangement consult its attorney before doing so.

We may also offer the Contract with provisions and charges that are gender neutral in states where required, and where the "unisex" version of the Contract has been approved. Currently, the State of Montana prohibits the use of actuarial tables that distinguish between men and women in determining premiums and annuity benefits.

Purpose of Contract Charges

We have designed the Contract charges to cover our direct and indirect costs of selling, administering and providing benefits under the Contracts. Taken together, these charges are also designed to compensate us for the risks we assume. These include:

 . mortality risks (such as the risk that Contract owners may, on average, die before we expect, or Annuitants may, on average, live longer than we expect, thereby increasing the amount of claims we must pay);

 . investment risks (such as the risk that adverse investment performance will make it more costly for us to provide the death benefits under the Contracts or reduce the amount of our asset-based fee revenues below what we anticipate);

 . sales risks (such as the risk that we sell fewer Contracts and receive lower net revenue than we expect, thereby depriving us of expected economies of scale);

 . regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of annuity contracts); and

 . expense risks (such as the risk that the costs of administrative services that we must provide will exceed what we currently project).

If, as expected, the charges we collect from the Contracts exceed our total costs concerning the Contracts, we earn a profit. Otherwise, we incur a loss. We have set the current and maximum rates of certain of our charges with reference to estimates of the amount of specific types of expenses or risks that we will incur. In some cases, this prospectus identifies such expenses or risks in the name of the charge: e.g., the administrative charge, contract maintenance charge, and mortality and expense risk charge.

However, the fact that any charge bears the name of a particular expense or risk does not mean the amount we collect from that charge will never be more than the amount of such expense or risk. It also does not mean that we may not be compensated for such expense or risk out of any other charges deducted under terms of the Contracts.

                                 THE CONTRACT

Application and Issuance of a Contract

If you wish to purchase a Contract, you must submit an application to our Variable Service Center, together with the minimum required initial Purchase Payment. You select:

 .  the Annuitant, Annuity Date, and Annuity Option;

 .  the investment options to which we will allocate your purchase payment;

 . the Beneficiary who will receive death benefits under the Contract if you die during the Accumulation Period; and

 .  any optional additional benefit riders.

We generally will not issue Contracts to owners and Annuitants older than age
85. We will review an application under our underwriting rules, and we may request additional information or reject the application. We will not retain a purchase payment for more than 5 business days while processing an incomplete application unless the purchaser has authorized us to do so. If we decline an application, we will refund any purchase payment made.

If you or the Annuitant is older than age 70 1/2, you should consult with a qualified tax adviser on the impact of minimum distribution requirements under your tax-qualified retirement plan before purchasing a Qualified Contract. Any required annual minimum distribution amount should be withdrawn from your existing tax qualified retirement plan before amounts are transferred to purchase a Qualified Contract. (See "FEDERAL TAX MATTERS - Withdrawals from Qualified Contracts.")

"Free Look Right." You have the right to review your Contract during an initial inspection period specified in the Contract and, if dissatisfied, to return it to us or to the agent through whom you purchased it. We will refund the Account Value on a Contract returned during the permitted period, unless state law requires a different amount. The "free look" period is typically 10 days, but may be greater depending on state requirements.

Purchase Payments

Your initial purchase payment is due on the Contract Date and is generally required to be at least $20,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. Each subsequent purchase payment is generally required to be $500. We reserve the right to decline any purchase payment, and, unless we consent otherwise, the maximum permitted additional purchase payment is $1 million.

Allocation of Purchase Payments

General. We allocate the purchase payments you make (after any deductions) to the investment options you select. We use "Accumulation Units" to keep track of your interest in any Separate Account investment option you select. We determine the number of Accumulation Units credited to a Contract by dividing the amount allocated to a Separate Account investment option by the value of the applicable Accumulation Unit next determined after receipt of your purchase payment. We calculate Accumulation Unit Values as of the end of each Business Day. Purchase payments allocated to the Fixed Account are credited in dollars. Premium payments are generally allocated to the Separate Account or the Fixed Account as of the later of the Contract Date or the date we receive your payment.

Delayed Investment Allocation Date. We reserve the right to allocate purchase payments to the FIS Prime Money Fund II investment option for an investment delay period before they will be invested (together with any investment gain) in any other investment option(s) you designate. In that case, we would reallocate your Account Value to the investment options you have selected at the end of your Contract's "free look" period. We would measure the investment delay period from the date your Contract is issued from our Variable Service Center and would include up to 5 extra days in addition to the applicable "free look" inspection period to provide time for mail or other delivery of the Contract to you.

If we elect to delay your investment allocation date, your Contract will contain a provision to that effect.

Telephone Transactions

You may initiate various transactions by calling 1-800-845-0689. These are: transfers of Account Value, notification of a change in your address, change of premium allocations among investment options, partial withdrawal requests, and systematic withdrawals. You may authorize your representative to make these calls on your behalf.

You may also call 1-800-59-FUNDS for current Accumulation Unit values, current Account Value, and for telephone transfers of Account Value.

If you own a Contract jointly with another owner, unless both owners have advised us to the contrary, we will accept instructions from either one of the joint owners.

We will use reasonable procedures (such as requiring identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction) in order to authenticate instructions communicated by telephone. You will be responsible for any telephone instructions we reasonably believe to be genuine. Therefore, you will bear any losses arising from any errors in the communication of instructions. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable to you for any losses due to dishonored or fraudulent instructions. We may modify or terminate our procedures for telephone transactions at any time.

                         CONTRACT BENEFITS AND VALUES

Determination of Account Value

Your Account Value under a Contract includes its value in the Separate Account and in the Fixed Account. Your Account Value in a Separate Account investment option at any time before the Annuity Date equals the number of Accumulation Units you hold in that option multiplied by the then-current value of one such Accumulation Unit. We compute this value in such a way that the investment return on your Account Value in any Separate Account investment option will differ from the total return achieved by the underlying Fund Portfolio only by the amount of the charges and deductions we make under your Contract from that investment option.

Your Account Value in the Fixed Account investment option earns fixed rates of interest as described elsewhere in this prospectus. Your Account Value in the Fixed Account will increase by the amount of such interest, but will decrease by the amount of any charges or deductions that we take from that account for your Contract.

Your Account Value in any investment option will also vary by the amount of transfers we make among those components of Account Value in response to requests that you make. Your Account Value in each investment option also will increase by the amount that you direct to that option from your purchase payments and will decrease by the amount of any withdrawals that you take from that option (including any applicable withdrawal charges).

Death Benefits Before the Annuity Date

Death of the Annuitant. We generally do not pay a death benefit if you are not the Annuitant and the Annuitant dies before the Annuity Date. Instead, you may designate a new Annuitant within 30 days of the Annuitant's death. If you do not, you will become the Annuitant. If you are a non-natural person, however, the death of the Annuitant is treated as your death and a new Annuitant cannot be designated.

Death of the Owner. If we receive proof that you have died before the Annuity Date, we will pay a death benefit to the Beneficiary. (If you are a non-natural person, we will consider the Annuitant to be "you" for purposes of determining a death benefit.) You may elect for the death benefit to be paid in a single sum or under one of our other Annuity Options. If no such election is in effect, the Beneficiary may make an election during a 60-day period following our receipt of proof of death. We will hold up payment of the death benefit in the meantime.

If the Beneficiary is your spouse, he or she may elect to become the owner of your Contract. If so, the Contract will continue in effect and we will not then determine a death benefit. We will generally pay the entire death benefit within 5 years of the date of your death unless the Beneficiary elects to have the death benefit payable under an Annuity Option based on his or her life or lifetime expectancy; and distributions start within one year after the date of death.

The death benefit amount is the greater of:

 .  the BASIC DEATH BENEFIT; or

 .  the death benefit amount under any optional death benefit rider in effect.

If your Contract is owned jointly:

 . we will determine a death benefit only when the first owner dies before the Annuity Date; and

 .  the optional death benefit riders will not be available

BASIC DEATH BENEFIT. The Basic Death Benefit before the Annuity Date is the greater of:

 . your adjusted purchase payments (i.e., all amounts you paid for your Contract less any withdrawals of Account Value, and less any charges on your withdrawals of Account Value); or

 .  the Account Value on the date of your death.

OPTIONAL DEATH BENEFIT RIDERS. We intend to offer one or more optional death benefit riders subject to regulatory approval in your local area and to our underwriting and issuance standards. For more complete information about the following riders and their availability, you should consult your sales representative or request a copy of the form of the rider in which you are interested. Coverage under these riders provides our guarantee of a minimum death benefit amount. The guaranteed amount will vary by the form of rider you select. Annual Deductions from your Account Value increase if you purchase an optional death benefit rider.

You may generally select an optional death benefit rider only at the time you purchase a Contract. We may also offer one or more optional death benefit riders from time to time after you purchase a Contract.

BEST ANNIVERSARY VALUE DEATH BENEFIT. The Best Anniversary Value Death Benefit before the Annuity Date is based on the maximum adjusted Anniversary Value Death Benefit we previously determined prior to your death:

 . plus the sum of any purchase payments you paid for your Contract after our last determination date prior to the date of your death; and

 . less any withdrawals of Account Value after our last determination date to the date of your death; and

 .  less any charges on these withdrawals.

On the Contract Date, the Anniversary Value Death Benefit is equal to the Account Value. We determine an Anniversary Value Death Benefit Value on each Contract Anniversary Date up to the Contract Anniversary on or next following your 80/th/ birthday. The Anniversary Value Death Benefit is based on your Contract's then current Account Value, adjusted for any purchase payments you made, and the amount of withdrawals (and charges on withdrawals) taken from Account Value. As set forth above, we will also adjust any previously determined Anniversary Value Death Benefit at that time to reflect purchase payments, withdrawals of Account Value, and charges on these withdrawals, from the date of our last determination.

The BEST ANNIVERSARY VALUE DEATH BENEFIT ends on the Annuity Date. Unless we agree otherwise, it will also end if you change the owner of your Contract.

EXTRA PROTECTOR DEATH BENEFIT. The Extra Protector Death Benefit before the Annuity Date is the higher of:

 .  the maximum adjusted Anniversary Value Death Benefit; or

 .  a "roll-up value" that we compute as described below.

We compute the maximum adjusted Anniversary Value Death Benefit in the same manner as under the Best Anniversary Value Death Benefit rider. The "roll-up value" is the sum of:

 . your adjusted purchase payments (i.e., all amounts you paid for your Contract less any withdrawals of Account Value, and less any charges on your withdrawals of Account Value); and

 .  interest accumulated at an annual rate of 5.0% to the date of your death.

The EXTRA PROTECTOR DEATH BENEFIT ends on the Annuity Date. Unless we agree otherwise, it will also end if you change the owner of your Contract.


ESTATE PROTECTOR DEATH BENEFIT. To elect the Estate Protector Death Benefit Rider, the Owner must be 79 or younger when the Contract is issued. If the Owner is 60 years old or less on the Issue Date, the Estate Protector Death Benefit before the Annuity Date is:

 .  the Death Benefit under the Contract without regard to the Estate Protector
   Death Benefit plus

 .  the Contract Value calculated as of the Death Benefit Date minus Purchase
   Payments, and that amount multiplied by 40%.

If the Owner is more than 60 years old but less then 80 years old on the Issue Date, the Estate Protector Death Benefit before the Annuity Date is:

 .  the Death Benefit under the Contract without regard to the Estate Protector
   Death Benefit plus

 .  the Contract Value calculated as of the Death Benefit Date minus Purchase
   Payments, and that amount multiplied by 25%.

The maximum benefit payable as a result of this rider shall not exceed the amount of net Purchase Payments.

The ESTATE PROTECTOR DEATH BENEFIT ends on the Annuity Date. Unless we agree otherwise, it will also end if you change the owner of your Contract.

Surrender and Withdrawals

Surrender. You may surrender your Contract for its entire Withdrawal Value at any time before the Annuity Date by a signed written request conforming to our administrative procedures. We calculate the Withdrawal Value as of the close of the Business Day when your surrender request is received at our Variable Service Center. The Withdrawal Value equals your Account Value reduced by any taxes not previously deducted, and by any annual deductions for the Contract Year. Our liability to pay any death benefit ends when you surrender your Contract.

Withdrawals. You may make a partial withdrawal of the Contract's Withdrawal Value before the Annuity Date. Each partial withdrawal must be for an amount which is not less than $1,000 or, if smaller, the remaining value in the Sub-Account or Fixed Account. The remaining value in each Sub-Account or the Fixed Account from which a partial withdrawal is requested must be at least $1,000 after the partial withdrawal is completed.

We will take any withdrawals from your Contract's investment options on a pro-rata basis, unless you make a request in writing in advance for a different method. We reserve the right to approve or disapprove any such request.

Systematic Withdrawals. You may elect to take partial withdrawals under a systematic withdrawal program by either written or telephone request. Under the program, systematic withdrawals are made on the same day (or next Business Day) of each month or quarter. Systematic withdrawals may be transferred automatically to your bank account if your bank is a member of the Automated Clearing House (ACH). Systematic withdrawals are not allowed simultaneously with a dollar cost averaging program.

We do not currently impose a fee for systematic withdrawals, but may do so in the future.

We reserve the right to modify, suspend or eliminate the systematic withdrawal program at any time.

Payment of Proceeds

We ordinarily will pay any Withdrawal Value (or death benefit proceeds) from the Separate Account investment options within 7 days after receipt by our Variable Service Center of a request (or proof of death), and all other required elections and documentation in a form satisfactory to us. However, we may delay payment or transfers from a Separate Account investment option in certain circumstances. (See "Suspension of Payments and Transfers.")

Tax Withholding and Tax Penalties. All distributions from your Contract, or portions thereof, which are included in your gross income are subject to federal income tax withholding. We will generally withhold federal taxes at the rate of 10% from each distribution, unless you have previously provided us with a written election not to have taxes withheld or to have taxes withheld at a different rate. Mandatory withholding rules apply to certain distributions from Qualified Contracts issued to 403(b) plans. Additionally, the Internal Revenue Code provides that a 10% penalty tax may be imposed on certain early surrenders and withdrawals. See the FEDERAL TAX MATTERS section of this prospectus for a general discussion.

Annuity Benefits

General. We will make annuity payments after the Annuity Date to the Annuitant unless you designate a different payee when you purchase a Contract. You may also designate a payee, or change a previously designated payee, by sending a written notice to the Variable Service Center at least 7 days before the Annuity Date.

Annuity Options. You elect the Annuity Option and may change it by written request to our Variable Service Center at least 30 days before the Annuity Date. If no Annuity Option election is in effect 30 days before the Annuity Date, we will make Annuity payments under Option B as a life Annuity with a 120 month period certain.

You can choose from the following Annuity Options, or any other option we approve:

OPTION A - Life Annuity. Monthly payments during the lifetime of the Annuitant. Annuity payments cease when the Annuitant dies.

OPTION B - Life Annuity with Periods Certain of 60, 120, 180 or 240 Months. Monthly payments during the lifetime of the Annuitant, and in any event for 60, 120, 180 or 240 months certain, as selected.

OPTION C - Joint and Survivor Annuity. Monthly payments during the joint lifetime of the Annuitant and a designated second person. At the death of either payee, Annuity payments continue to the survivor payee. The survivor's Annuity payments will equal 100%, 75%, 66 2/3% or 50% of the amount payable during the joint lifetime, as chosen.

OPTION D - Joint and Contingent Annuity. Monthly payments during the lifetime of the Annuitant and continued during the lifetime of a designated second person after the Annuitant's death. The second person's Annuity payments will equal 100%, 75%, 66 2/3% or 50% of the amount payable, as chosen.

OPTION E - Fixed Payments for a Period Certain. Monthly payments of a fixed amount for any specified period (at least 5 years but not exceeding 30 years), as chosen.

Form of Annuity Payments. Annuity Options A, B, C & D are available for "fixed" Annuity payments, "variable" Annuity payments or a combination of both. Annuity Option E is available for fixed Annuity payments only. You may make a selection of the form of Annuity payments by sending a written request to our Variable Service Center no later than 7 calendar days before the Annuity Date. If you do not, we will make a combination of fixed Annuity payments and variable Annuity payments to reflect the allocation of your Account Value among the Fixed Account and the Separate Account investment options. (We will, however, transfer your Account Value to the Fixed Account before making payments under Annuity Option E.)

Annuity Date. You select the Annuity Date when you purchase a Contract, and may later change it by sending a written request to our Variable Service Center at least 30 days before the existing Annuity Date.

If the selected Annuity Date occurs when the Annuitant is at an advanced age, such as over Age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. If your Contract is a Qualified Contract, you should select an Annuity Date that is consistent with the requirements of your tax-qualified retirement plans. A qualified tax advisor should be consulted for more information.

Annuitization Bonus. We will increase your Account Value by an "Annuitization Bonus" when Account Value is applied to an Annuity Option. The increase will be based on your Account Value at the end of the Business Day immediately preceding the Annuity Date.

We determine the Annuitization Bonus rate for a Contract at the time of issue, but the Bonus may be modified, reduced or eliminated for subsequently issued Contracts. On the date of this prospectus, the Annuitization Bonus rate is 3% of Account Value. We will pro-rate any increase among your Contract's investment options on the Annuity Date. Under current federal income tax rules, this increase is deemed "income" on a Contract. (See "FEDERAL TAX MATTERS.")

Calculation of Annuity Payments. The initial dollar amount of an Annuity payment is based on the Account Value (except as provided in your Contract) applied to a specific Annuity Option and the annuity tables in your Contract. The annuity tables for variable Annuity payments are based on a 4% assumed investment rate. If the actual net investment rate exceeds 4%, variable Annuity payments increase. Conversely, if the actual rate is less than 4%, variable Annuity payments decrease. Variable Annuity payments will reflect the performance of your Contract's Separate Account investment options.

We reserve the right to pay Annuity payments in one sum when the remaining payments are less than $5,000 (or other minimum amount we may establish), or when the Annuity option elected results in periodic payments of less than $200. ($100 if a combination of Fixed and Variable Annuity is selected).

Guaranteed Minimum Income Payment Rider. This optional additional benefit guarantees a minimum fixed lifetime Annuity payment for an additional annual charge. You may select this rider only at the time you purchase a Contract, and you may elect to begin payments under this rider only within a 30-day period following the 7th or later Contract Anniversary. In addition, payments under the rider may not begin until the Anniversary Date on or immediately following the Annuitant's 60th birthday, nor may they begin after the Annuitant's 91st birthday.

Guaranteed Monthly Income Payments are made either:

 . for the lifetime of a single Annuitant or for 120 months, whichever is longer; or

 .  for the lifetime of two Annuitants or for 240 months, whichever is longer.

GMIP VALUE. The amount of a fixed annuity payment payable as a Guaranteed Minimum Income Payment is based on the "GMIP Value," less any premium taxes, that is applied to the GMIP Annuity Tables stated in the rider.

We determine a GMIP Value each year up to, and including, the Anniversary Date on or immediately following the Annuitant's 80/th/ birthday (the "Age 80 Anniversary Date"). After that, the GMIP Value is based on GMIP Value on the Age 80 Anniversary Date:

 .  plus any Purchase Payments we receive after the Age 80 Anniversary Date; and

 . less a proportional reduction for any withdrawals of Contract Value after the Age 80 Anniversary Date.

The GMIP Value up to the Age 80 Anniversary Date is the greater of:

 .  the "Best Anniversary Value" in effect; or

 .  the "Roll-Up Value" in effect.

Best Anniversary Value - based on the highest "Anniversary Value Amount" in
----------------------
effect. We determine an Anniversary Value Amount, and adjust previously determined Anniversary Value Amounts, each year up to, and including, the Age 80 Anniversary Date. An Anniversary Value Amount equals the Contract Value at the time of determination. Previously determined Anniversary Value amounts reflect:

 . an increase for any Purchase Payments we received since our last determination; and

 . a proportional reduction for any withdrawals of Contract Value since our last determination.

Roll-Up Value -  based on:
-------------

 .  Purchase Payments; and

 . a proportional reduction for any withdrawals of Contract Value (including charges) attributable to Purchase Payments; and

 .  interest accumulated at an annual rate of 5.0%.

Proportional Reductions - based on the ratio that a withdrawal of Contract
-----------------------
Value, including charges on the withdrawal, bears to the total Contract Value before the withdrawal.

GMIP Annuity Tables - based on the 1983a Annuity Mortality Table (40% Male,
-------------------
pivotal age 65) and a benchmark rate of 2.5% per year, compounded annually. The level of income provided under these tables is based on conservative actuarial factors, and may often be less than the level that would be provided by applying the Contract Value to other tables. If more favorable to the Annuitant, we will determine monthly income by applying Contract Value to our current fixed annuity payment rates for the annuity option selected.

GMIP Value does not guarantee performance of any investment option in your Contract, and cannot be used to increase the amounts available for withdrawal, surrender, or as a death benefit before the Annuity Date. The GMIP Value is not increased by the amount of any Annuitization Bonus.

Death Benefits after the Annuity Date

Death of the Annuitant. Any remaining Annuity payments under Annuity Options B or E are made to the Beneficiary. The Beneficiary may elect to receive the commuted value of the remaining Annuity Payments in a single sum instead. We determine the commuted value by discounting the remaining Annuity Payments at the then current interest rate used for commutation.

Death of the Owner. No death benefits are provided under a Contract if you die after the Annuity Date, unless you are also the Annuitant and Annuity payments are made under Annuity Options B or E.

                       OTHER PROVISIONS OF THE CONTRACT

Misstatement of Age or Sex

If the age or sex of the Annuitant is misstated, we may change the annuity benefits to those that correspond with the correct age and sex.

If the misstatement is discovered after the Annuity Date:
 . we will deduct any overpayments against remaining annuity payments; and . we will add interest to any underpayments at the rate of 6% per year, compounded annually, and pay the amount in a single sum with the next Annuity Payment.

Owner and Beneficiary

The Contract application names the Contract owner, who in turn may name a new owner at any time before the Annuity Date. At the death of the owner, the designated Beneficiary becomes the owner. Because the owner has the authority to exercise most rights under a Contract, this prospectus generally refers to the owner when it refers to "you" or "your."

We will permit the Contract to be owned jointly if one owner is the spouse of the other, and we will generally assume that each owner has the authority to act for all owners. However, we may require the written consent of all owners for certain transactions, such as an assignment of a Contract.

Beneficiary. The Contract application also names the Beneficiary under the Contract and any contingent Beneficiary. You may change the Beneficiary of the Contract (other than an irrevocably named Beneficiary)at any time before death benefits are payable. If your Contract is owned jointly by two spouses, we will treat each spouse as the designated beneficiary for any death benefits that may be payable upon the death of the other, unless you tell us otherwise.

Changes and Assignments. A change of owner or Beneficiary requires a written request satisfactory to us that is dated and signed by all of the owners. The change will take effect on the date it is signed, but is subject to all payments made and actions taken by us under the Contract before we receive the request at our Variable Service Center.

Assignments

The owner may assign (transfer) the owner's rights in a Contract to someone else. An assignment requires a written request signed by all of the Contract's owners. An assignment will take effect only when we record it at our Variable Service Center. We have no responsibility for any assignment not submitted for recording; nor for the sufficiency or validity of any assignment.

Unfavorable tax consequences, including recognition of taxable income and the imposition of a 10% penalty tax may result from transferring ownership or making an assignment. In addition, Qualified Contracts owned by tax-qualified retirement plans may be subject to mandatory assignment restrictions.
Therefore, you should consult with a qualified tax adviser before transferring your Contract.

Change of Annuitant Designation

The Owner may designate a new Annuitant before the Annuity Date, but not if a non-natural person owns the Contract.

Texas Optional Retirement Program

A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") contains an ORP endorsement that amends the Contract to provide that:

 . if for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institute of higher education upon its request; and

 . no benefits will be payable, through surrender of the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70 1/2.

The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.

Voting Rights

We will vote the shares of the Portfolios held by the Separate Account at regular or special meetings of the Portfolio's shareholders in accordance with instructions received from you and other owners having the voting interest in
the affected Portfolio(s).   We compute the number of votes that an owner has
the right to instruct for a particular Portfolio by dividing the owner's Account Value in that Portfolio by that Portfolio's net asset value per share. We will vote a Portfolio's shares held in our Separate Account for which we do not receive instructions, as well as shares held in our Separate Account that are not attributable to owners in the same proportion as we vote that Portfolio's shares held in the Separate Account for which we have received instructions.

Suspension of Payments or Transfers

We reserve the right to suspend or postpone payments for withdrawals or transfers from the Separate Account investment options for any period when:

 .  the New York Stock Exchange is closed;
 .  trading on the New York Stock Exchange is restricted;
 .  an emergency exists that makes it impracticable to dispose of Separate
   Account securities or determine the Separate Account net asset values; or . any other period when so ordered by the Securities and Exchange Commission for the protection of Owners.

We reserve the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months after we receive the transaction request.

                       DISTRIBUTION AND OTHER AGREEMENTS

First Variable Capital Services, Inc. ("FVCS"), 2122 York Road, Oak Brook, Illinois 60523, acts as distributor of the Contracts. FVCS, our wholly owned subsidiary, was incorporated in Arkansas on July 26, 1991. It is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. FVCS offers the Contracts on a continuous basis.

We and FVCS have agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The commissions payable to a broker-dealer for sales of the Contract may vary with the sales agreement, but are not expected to exceed 1.2% of Purchase Payments and a trail commission each year in the amount of 1% of Contract Value beginning in the 13/th/ month after the Issue Date. Broker-dealers may also receive expense allowances, wholesalers fees, bonuses and training fees.

                              FEDERAL TAX MATTERS
General

BECAUSE OF THE COMPLEXITY OF THE LAW AND BECAUSE TAX RESULTS WILL VARY ACCORDING TO YOUR IDENTITY AND STATUS, YOU SHOULD SEEK INDIVIDUALIZED LEGAL AND TAX ADVICE BEFORE PURCHASING OR TAKING ANY ACTION UNDER A CONTRACT.

We cannot provide a comprehensive description of the federal income tax consequences regarding the Contracts in this prospectus, and special tax rules may apply that we have not discussed herein. Nor does this discussion address any applicable state, local, gift, inheritance, estate, and foreign or other tax laws. This discussion assumes that you, the Contract's owner, are a natural person and a U.S. citizen and resident. Finally, we would caution that the law and the related regulations and interpretations on which we base our tax analysis can change, and such changes can be retroactive.

Our Taxation

Under current federal income tax law, the operations of the Separate Account and the Fixed Account do not require us to pay any tax. Thus, we currently impose no charge for our federal income taxes. However, we may decide to charge the Separate Account or Fixed Account for our federal income taxes, if there are changes in federal tax law.

We may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and, accordingly, we do not currently impose a charge for them. If they increase, however, we may impose a charge for such taxes attributable to the Separate Account and/or Fixed Account.

Income Tax Deferral on Increases in Account Value

In general, an owner of an annuity contract is not taxed on increases in the contract's value until a distribution occurs, either in the form of a lump sum payment or as annuity payments.

Contracts Owned by Other than Natural Persons. If you are a non-natural person, e.g., a corporation, or certain other entities, your Contract will generally not be treated as an annuity contract for federal income tax purposes, and you will be subject to immediate taxation on the increases in your Contract's Account Value. However, this treatment does not apply to Contracts held by a trust or other entity as an agent for a natural person or to Qualified Contracts held by a tax-qualified retirement plan (i.e., a plan that qualifies under section 401, 403(a), 403(b), 408, 408A or 457 of the Code).

Diversification Requirements. The Internal Revenue Code provides that a variable annuity contract will not be treated as an annuity contract under the Code for any period (and any subsequent period) for which the related investments are not adequately diversified. We intend that all Portfolios of the Funds in which your Contract may invest will comply with the diversification requirements. If your Contract did not qualify as an annuity contract, you would be subject to immediate taxation on the increases in your Contract's Account Value. This treatment would apply for the period of non-compliance and subsequently, unless and until we are able to settle the matter with the Internal Revenue Service.
We have no legal obligation to seek or agree to any such settlement, however.

Investment Control. The amount of investment control which you may exercise under a Contract differs in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it held that variable contract owners were not deemed, for federal income tax purposes, to own the related assets held in a separate account by the issuing insurance company. It is possible that these differences, such as your ability to transfer among investment choices or the number and type of investment choices available, would cause you to be taxed as if you were the owner of the Portfolio shares that are attributable to your Contract. In that case, you would be liable for income tax on an allocable portion of any current income and gains realized by the Separate Account, even though you have received no distribution of those amounts.

In the event any forthcoming guidance or ruling by federal income tax authorities sets forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may, result in your being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, we reserve the right to modify your Contract in an attempt to maintain its intended tax treatment.

Distributions from Non-Qualified Contracts

For a lump sum payment received upon surrender of a Contract, or upon a withdrawal of Account Value, you will be taxed on the portion that exceeds your investment in the Contract. The taxable portion is taxed as ordinary income. Amounts that are not received as an annuity payment will be treated as coming first from the earnings and then, only after that income portion is exhausted, as coming from your investment in the Contract.

Penalty tax on Premature Distributions. The taxable portion of a distribution from a Contract may be subject to a 10% penalty tax. However, the penalty is not imposed on amounts received:

 .  after you reach age 59 1/2;
 .  after the death of the owner;
 .  if you are totally disabled as defined in Code section 72(m)(7));
 . in a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your Beneficiary;
 .  under an immediate annuity; or
 .  that are allocable to purchase payments made before August 14, 1982.

Annuity Payments. For annuity payments, the portion of each payment that exceeds
a pre-determined "exclusion amount" is considered taxable income.   The
exclusion amount is determined:

 . for payments based on a fixed annuity option, by multiplying the payment by the ratio that your investment in the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract.

 . for payments based on a variable annuity option, by dividing your investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid.

Payments received after the total of the excludable amounts equals the investment in the Contract are fully taxable. The taxable portion is taxed at ordinary income tax rates.

Death Benefits. The Beneficiary is taxed on the portion of the Death Benefit that exceeds your investment in the Contract. However, if the Beneficiary elects to receive the Death Benefit under an Annuity Option, payments made to the Beneficiary are taxed as annuity payments as discussed above.

Multiple Contracts. Multiple non-qualified annuity contracts issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract when determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from the combined contracts. Owners should consult a tax adviser before purchasing more than one non-qualified annuity contract in a calendar year.

Tax-Qualified Retirement Plans

This prospectus offers a Contract that may be used under various types of tax-qualified retirement plans. Taxation of participants varies with the type of plan and terms and conditions of each specific qualified plan. The terms and conditions of a plan may restrict the permitted contributions to, and benefits of, a Contract issued to the plan, regardless of the terms and conditions of the Contract itself. Because a retirement plan's contribution limits and distribution and other requirements may not be not incorporated into our administrative procedures, Contract owners, participants and beneficiaries are responsible for determining that transactions with respect to the Contract comply with applicable law.

The tax rules for tax-qualified retirement plans are very complex and will have different applications depending on individual facts and circumstances. For example, Contracts issued under tax qualified retirement plans are generally not transferable, except upon surrender or annuitization. Contract owners, annuitants and beneficiaries should therefor obtain competent tax advice before purchasing a Contract issued under a tax-qualified retirement plan, or engaging in various transactions (i.e., making contributions or taking distributions) in connection with a Contract.


A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

The following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only:

Traditional IRAs and Roth IRAs. Eligible individuals may maintain: (a) an individual retirement account or individual retirement annuity under section 408 of the Code ("Traditional IRA"); and (b) a non-tax deductible individual retirement account or individual retirement annuity under section 408A of the Code ("Roth IRA").

Under applicable limitations, amounts may be contributed to a Traditional IRA that will be deductible from the individual's gross income. The amounts contributed to a Traditional IRA may be reduced if an individual also contributes to a Roth IRA.

Traditional IRAs and Roth IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into a Traditional IRA (An "education IRA" under section 530 of the Code does not qualify for this treatment.). Rollovers may also be made under certain conditions to a Roth IRA, but only from a Traditional IRA or from another Roth IRA. Rollovers from a Traditional IRA to a Roth IRA are subject to immediate federal income taxation.

Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit Sharing Plans. Section 401(a) and 403(a) of the Code permit corporate and self-employed individuals to establish Qualified Plans for themselves and their employees. These retirement plans may permit the purchase of a Contract to provide benefits under the plan. Contributions made to the plan for the benefit of the employees are not included in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Internal Revenue Code places limitations and restrictions on all plans including items such as:

 .  amount of allowable contributions;
 .  form, manner and timing of distributions;
 .  transferability of benefits;
 .  vesting and nonforfeitability of interests;
 .  incidental death benefits;
 . nondiscrimination in eligibility and participation; and . the tax treatment of distributions, withdrawals and surrenders.

403(b) Annuities. Public schools and certain charitable, educational and scientific organizations may purchase "403(b)" or "tax-sheltered annuities" (IRC
Section 501(c)(3)). These qualifying employers may contribute to a Contract for the benefit of their employees. Such contributions are not included in the gross income of the employees until employees receive distributions from the Contracts. Tax-sheltered annuity contributions are limited to certain maximums. Plus, additional restrictions govern such items as transferability, distributions, nondiscrimination and withdrawals.

Distributions from Qualified Contracts

In the case of a withdrawal under a Qualified Contract (other than a "qualified distribution" from a Roth IRA), a portion of the amount received is taxable. This is generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan.

Roth IRAs. A "qualified distribution" from a Roth IRA is generally not subject to federal income taxation, but can only be made after the assets have been in the Roth IRA for 5 years and the Owner:

 .  reaches age 59 1/2;
 . dies or is disabled (IRC Section 72(m)(7)); or . takes a qualified first-time homebuyer distribution (as defined in section
   72(t)(8) of the Code). Special tax rules may be available for certain other distributions from a Qualified Contract.

Penalty tax on Pre-retirement Distributions. The taxable portion of any distribution from a qualified retirement plan may be subject to a 10% penalty tax. This tax could apply to withdrawals from a Contract issued and qualified under Code sections 401 (Corporate and Self-Employed Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities), 408 (Traditional IRAs) or 408A (Roth IRAs - "nonqualified distributions" only). It is not imposed on:

 .  qualified rollovers or permitted direct transfers to a Traditional IRA, a
   Roth IRA, or to another eligible qualified plan;
 .  distributions made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2;
 .  distributions following the death or disability (as defined in section
   72(m)(7) of the Code) of the Owner or Annuitant (as applicable);
 . distributions that are part of substantially equal periodic payments made not less than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary (Qualified Plans other than Traditional IRAs and Roth IRAs require the employee to be separated from service for this exception to apply);
 .  distributions made to the Owner or Annuitant (as applicable) for payment of medical expenses which exceed 7.5% of adjusted gross income;
 .  distributions from a Traditional IRA or from a Roth IRA for payment of health insurance premiums while unemployed, if certain conditions are met;
 .  amounts paid from a Traditional IRA and Roth IRA for qualified higher education expenses (IRC Section 72(t)(7) of the Code); and . amounts paid from a Traditional IRA or Roth IRA as a qualified first-time homebuyer distribution (IRC Section 72(t)(8) of the Code).

The penalty tax for a Contract issued and qualified under Code sections 401 or 403(b) is also not imposed on:
 .  distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; and . distributions made to an alternate payee pursuant to a qualified domestic relations order.

Generally, distributions from a qualified plan (other than a Roth IRA) must start no later than (a) April 1 of the calendar year following the year in which the employee attains age 70 1/2 or (b) retirement, whichever is later. The limitation set forth in subsection (b) does not apply to IRAs. These required distributions must span a period that does not exceed the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If required minimum distributions are not made, a 50% penalty tax is imposed on the amount not distributed.

Tax-Sheltered Annuities--Withdrawal Limitations. Withdrawals of amounts attributable to contributions made according to a salary reduction agreement are limited to when the Owner:

 .  attains age 59 1/2;
 .  separates from service;
 .  dies;
 . becomes disabled (IRC Section 72(m)(7) of the Code); or . in the case of hardship.

Hardship withdrawals are restricted to the portion of the Owner's Contract Value that represents contributions made by the Owner and do not include investment results.

Withdrawal limitations became effective on January 1, 1989, and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfer between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser about distributions.

Federal Income Tax Withholding

All distributions from your Contract, or portions thereof, that are included in your gross income are subject to federal income tax withholding. We will withhold federal taxes at the rate of 10% from each distribution. However, you may elect not to have taxes withheld or to have taxes withheld at a different rate.

Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, may be subject to a mandatory 20% withholding for federal income tax.


                             ADVERTISING PRACTICES

FIS Prime Money Fund II Portfolio

From time to time, the FIS Prime Money Fund II investment option of the Separate Account may advertise its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance.

The "yield" of the FIS Prime Money Fund II investment option refers to the income generated by Account Values in the FIS Prime Money Fund II investment option over a seven-day period (which will be stated in the advertisement). This income is "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Account Values in the FIS Prime Money Fund II investment option.

The "effective yield" is calculated similarly. However, when annualized, the income earned by Account Values is assumed to be reinvested. This results in the "effective yield" being slightly higher than the "yield" because of the compounding effect of the assumed reinvestment. The yield figure will reflect the deduction of any asset-based charges and any applicable annual contract maintenance charge.

Other Portfolios

From time to time, we may advertise performance data for the Contract's other Portfolios. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment over a period of time, usually a calendar year. It is determined by dividing the increase (decrease) in value for that Unit by the Accumulation Unit value at the beginning of the period. This percentage will reflect the deduction of any asset-based charges and any applicable annual contract maintenance charges under the Contracts.

Advertisements also will include total return figures calculated as described in the Statement of Additional Information. The total return figures reflect the deduction of any applicable annual contract maintenance charges, as well as any asset-based charges.

We may make yield information available, with respect to some of the Portfolios. Such yield information will be calculated as described in the Statement of Additional Information. The yield information will reflect the deduction of any applicable annual contract maintenance charge, as well as any asset-based charges.

We may also show historical Accumulation Unit values in certain advertisements that contain illustrations. These illustrations will be based on Accumulation Unit values for a specific period.

Quotations of standardized total return for any Investment Option will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Investment Option). They will reflect the deduction of a Contract's daily and annual charges, the applicable withdrawal charge, and fees and expenses of the underlying Portfolio. Quotations of non-standardized total return may simultaneously be shown for the periods indicated in the advertisement and may not reflect some or all of these deductions.

Total return performance information for Investment Options may also be advertised based on the historical performance of the Portfolio underlying an Investment Option for periods beginning before the date Accumulation Unit Values were first calculated for Contracts funded in that Investment Option. Any such performance calculation will be based on the assumption that the Investment Option corresponding to the applicable Portfolio was in existence throughout the stated period and that contractual charges and expenses of the Investment Option during the period were equal to those currently assessed under a Contract.

We may also distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies that have investment objectives similar to the Portfolio being compared.

The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange.

The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

We may also distribute sales literature that compares the performance of our variable annuities' Accumulation Unit values with the unit values of variable annuities issued through other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, Morningstar or from the VARDS Report.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data that tracks the performance of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. Our sales literature using these rankings will indicate whether such charges were deducted. Where the charges have not been deducted, the sales literature will indicate that, had the charges been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges.

Morningstar rates each variable annuity investment option against its peers with similar investment objectives. Morningstar does not rate any investment option with fewer than three years of performance data.

OTHER MATTERS

Financial Statements

Our financial statements and the financial statements of the Separate Account are included in the Statement of Additional Information.

Legal Proceedings

We are not subject to any material pending legal proceedings nor is the Separate Account or the Distributor.

Transfers by the Company

We may, subject to applicable regulatory approvals, transfer obligations under a Contract to another qualified life insurance company under an assumption reinsurance arrangement without the prior consent of the Owner.

                                YEAR 2000 ISSUES

Like other financial and business organizations around the world, we could have been adversely affected if our computer systems and those of our service providers did not properly process and calculate date-related information and data from and after January 1, 2000. We did not experience any problems related to the Year 2000 issue.

         TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Separate Account and the Contract contains the following information:


Item                                                   Page
----                                                   ----

FIRST VARIABLE LIFE INSURANCE COMPANY...............   SA-2
INDEPENDENT AUDITORS................................   SA-2
LEGAL COUNSEL.......................................   SA-2
DISTRIBUTOR.........................................   SA-2
YIELD CALCULATION FOR FIS PRIME MONEY FUND II
INVESTMENT OPTION...................................   SA-2
CALCULATION OF OTHER PERFORMANCE
INFORMATION.........................................   SA-3
ANNUITY PROVISIONS..................................   SA-6
 Variable Annuity...................................   SA-6
 Fixed Annuity......................................   SA-7
 Annuity Unit.......................................   SA-7
 Mortality and Expense Guarantee....................   SA-7
FINANCIAL STATEMENTS................................   SA-7

                                  APPENDIX A

                            ACCUMULATION UNIT DATA
                (for a unit outstanding throughout the period)

The following condensed financial information should be read in conjunction with the financial statements, related notes and other financial information for the Separate Account included in the Statement of Additional Information. Our financial statements and report of independent auditors are also contained in the Statement of Additional Information.

                                                  Period Ended  Period Ended   Period Ended   Period Ended
                                                  ------------  -------------  -------------  -------------
                                                    12/31/99       12/31/98       12/31/97       12/31/96
                                                    --------       --------       --------       --------
 AIM Capital Appreciation Investment Option
   Beginning of Period                              $ 10.00
   End of Period                                    $ 13.92
   Number of Accum. Units Outstanding               252,629
 AIM Growth Investment Option
   Beginning of Period                              $ 10.00
   End of Period                                    $ 12.52
   Number of Accum. Units Outstanding               176,316
 ACS Value
   Beginning of Period                              $ 10.00
   End of Period                                    $  9.08
   Number of Accum. Units Outstanding                79,433
 DAM Equity 500 Index
   Beginning of Period                              $ 10.00
   End of Period                                    $ 10.96
   Number of Accum. Units Outstanding               168,120
 DAM Small Cap Index
   Beginning of Period                              $ 10.00
   End of Period                                    $ 11.63
   Number of Accum. Units Outstanding                24,524
 LA Growth & Income
   Beginning of Period                              $ 10.00
   End of Period                                    $ 10.48
   Number of Accum. Units Outstanding               137,865
 MFS New Discovery Investment Option
   Beginning of Period                              $ 10.00
   End of Period                                    $ 16.28
   Number of Accum. Units Outstanding               138,167
 MFS Growth Investment Option
   Beginning of Period                              $ 10.00
   End of Period                                    $ 13.86
   Number of Accum. Units Outstanding                44,090
 MFS Growth & Income Investment Option
   Beginning of Period                              $ 10.00
   End of Period                                    $ 10.18
   Number of Accum. Units Outstanding                51,939
 TEM International Investment Option
   Beginning of Period                              $ 10.00
   End of Period                                    $ 11.18
   Number of Accum. Units Outstanding               295,964
VIST Small Cap Growth Investment Option (1)
  Beginning of Period (5/4/95)                      $ 12.32        $ 12.91        $ 13.01        $ 10.36
  End of Period                                     $ 21.93        $ 12.32        $ 12.91        $ 13.01
  Number of Accum. Units Outstanding                201,290        157,939        112,393         25,465
VIST World Equity Investment Option
  Beginning of Period                               $ 12.71        $ 12.28        $ 11.33        $ 10.24
  End of Period                                     $ 19.47        $ 12.71        $ 12.28        $ 11.33
  Number of Accum. Units Outstanding                207,955        129,010         75,105         37,590
VIST Growth Investment Option (2)
  Beginning of Period                               $ 20.10        $ 15.31        $ 12.57        $ 10.14
  End of Period                                     $ 26.64        $ 20.10        $ 15.31        $ 12.57
  Number of Accum. Units Outstanding                560,375        282,153        106,746         30,672

                                                  Period Ended  Period Ended   Period Ended   Period Ended
                                                  ------------  -------------  -------------  -------------
                                                    12/31/99       12/31/98       12/31/97       12/31/96
                                                    --------       --------       --------       --------
VIST Matrix Equity Investment Option (3)
   Beginning of Period                              $ 15.70        $ 13.16        $ 10.94        $ 10.62
   End of Period                                    $ 17.65        $ 15.70        $ 13.16        $ 10.94
   Number of Accum. Units Outstanding               230,160        186,146         43,263         11,951
VIST Growth & Income Investment Option
   Beginning of Period (5/31/95)                    $ 16.43        $ 14.84        $ 11.75        $ 10.63
   End of Period                                    $ 17.20        $ 16.43        $ 14.84        $ 11.75
   Number of Accum. Units Outstanding               403,888        358,265        152,210         51,500
VIST Multiple Strategies Investment Option
   Beginning of Period                              $ 18.07        $ 14.10        $ 11.84        $ 10.15
   End of Period                                    $ 22.78        $ 18.07        $ 14.10        $ 11.84
   Number of Accum. Units Outstanding               499,905        264,274         77,185         30,934
VIST High Income Bond Investment Option
   Beginning of Period                              $ 13.00        $ 12.80        $ 11.45        $ 10.17
   End of Period                                    $ 13.04        $ 13.00        $ 12.80        $ 11.45
   Number of Accum. Units Outstanding               256,064        306,492        114,612         30,956
VIST U.S. Government Bond Investment Option
   Beginning of Period                              $ 11.88        $ 11.19        $ 10.39        $ 10.30
   End of Period                                    $ 11.48        $ 11.88        $ 11.19        $ 10.39
   Number of Accum. Units Outstanding               488,100        490,078         63,534         43,540
FIS Prime Money Fund II Investment Option (4)
   Beginning of Period                              $ 11.10        $ 10.74        $ 10.39        $ 10.06
   End of Period                                    $ 11.44          11.10        $ 10.74        $ 10.39
   Number of Accum. Units Outstanding               376,738        135,376         89,012         39,582

   (1) Before May 1, 1997, the Small Cap Growth Sub-Account was known as the "Small Cap Sub-Account."
   (2) Before May 1, 1997, the Growth Investment Option was known as the "Common Stock Sub-Account."
   (3) Before May 1, 1997, the Matrix Equity Sub-Account was known as the "Tilt Utility Sub-Account" and had different investment policies.
   (4) On January 2, 1997, shares of Federated Prime Money Fund II were substituted for shares of the VIST Cash Management Portfolio. Accumulation Unit Values before that date are based on the value of VIST Cash Management Portfolio shares held for the periods shown.

                                    PART B
                                CAPITAL NO LOAD
                  FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACT
                               (the "Contract")
                                   Issued by
                     FIRST VARIABLE LIFE INSURANCE COMPANY


                      STATEMENT OF ADDITIONAL INFORMATION
                                      for
                         FIRST VARIABLE ANNUITY FUND E
                           (the "Separate Account")



This is not a prospectus. You should read this Statement of Additional Information with the prospectus dated May 1, 2000 for the Contract referred to above.

The prospectus concisely sets forth information that you ought to know before investing in a Contract. For a copy of the prospectus, call or write us at 2122 York Road, Oak Brook, IL 60523 (800) 228-1035.


                               TABLE OF CONTENTS

                                                                        Page
                                                                        ----
               Item
               ----
               First Variable Life Insurance Company..................  SA-2
               Independent Auditors...................................  SA-2
               Legal Counsel..........................................  SA-2
               Distributor............................................  SA-2
               Yield Calculation for the FIS Prime Money Fund II
                 Investment Option....................................  SA-2
               Calculation of Other Performance Information...........  SA-3
               Annuity Provisions.....................................  SA-6
                Variable Annuity......................................  SA-6
                Fixed Annuity.........................................  SA-7
                Annuity Unit..........................................  SA-7
                Mortality and Expense Guarantee.......................  SA-7
               Financial Statements...................................  SA-7


        THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2000.

                     FIRST VARIABLE LIFE INSURANCE COMPANY

You will find information about our company and its ownership in the prospectus.


                                    EXPERTS


The consolidated balance sheet of First Variable Life Insurance Company and subsidiaries as of December 31, 1999 and the related consolidated statements of income, changes in stockholder's equity, and cash flows for the year then ended and the statement of assets and liabilities of First Variable Life Insurance Company - First Variable Annuity Fund E at December 31, 1999 and the statements of operations and changes in net assets in the periods for the year then ended, have been included in the Statement of Additional Information in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, upon the authority of such firm as experts in accounting and auditing.


                                 LEGAL COUNSEL

Our Legal Department reviewed legal matters about the Contracts. Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut, advised us on certain matters relating to the federal securities and tax laws.


                                  DISTRIBUTOR

First Variable Capital Services, Inc. ("FVCS") acts as the distributor. FVCS is a wholly owned subsidiary of First Variable Life Insurance Company. The offering is on a continuous basis.


        YIELD CALCULATION FOR FIS PRIME MONEY FUND II INVESTMENT OPTION

The FIS Prime Money Fund II Investment Option of the Separate Account calculates its current yield based upon the seven-day period that ends on the date of calculation. For the seven calendar days ended December 31, 1999, the annualized yield was 1.75% and the effective yield was 1.76%.

To calculate the current yield, we create a hypothetical Contract account with a balance of one Accumulation Unit of this investment option. We determine the net change (exclusive of capital changes) in the value of the Accumulation Unit at the beginning and at the end of the period. Next, we subtract the Annual Contract Maintenance Charge and divide the difference by the value of the hypothetical account at the beginning of the same period to obtain the base period return. We then multiply the result by (365/7) to obtain the current yield.

We calculate the "effective" yield according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on FIS Prime Money Fund II Investment Option assets. Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

You may find yield information useful as you review the performance of the FIS Prime Money Fund II Investment Option and compare it with other investments. However, the yield fluctuates, unlike bank deposits or other investments that
typically pay a fixed yield for a set period.   You should therefor not consider
any yields quoted as a representation of the yield of the FIS Prime Money Fund II Investment Option in the future. Actual yields depend on the type, quality and maturities of the investments held by the Portfolio and changes in the interest rates on such investments, as well as changes in expenses during the period.

                 CALCULATION OF OTHER PERFORMANCE INFORMATION

From time to time, we may advertise standardized performance data as described in the prospectus. These advertisements will include total return figures for the times indicated in the advertisement. Total return figures will reflect the deductions of

 .    1.25% Mortality and Expense Risk Charge,
 .    .25% Administrative Charge,
 .    investment advisory fee for the underlying Portfolio being advertised and
 .    any applicable withdrawal charges and Annual Charges (charges for optional riders excluded).

To determine the hypothetical value of a Contract for the time periods described in the advertisement, we will use the Accumulation Unit values for an initial $1,000 purchase payment, and deduct any applicable Annual Contract Maintenance Charges and Withdrawal Charges.

For periods before the date that actual Accumulation Unit Values were first computed for the Contracts, we have derived Accumulation Unit Value performance from the historical performance of the Portfolios. We determine the average annual total return by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the periods described.

Here is the formula used in these calculations:    [P x (1+T)/n/] = ERV

P = a hypothetical initial payment of $1,000       T = average annual total
                                                   return
N = number of years                                ERV = Ending Redeemable Value
                                                   of a hypothetical $1,000
                                                   payment made at the beginning
                                                   of the applicable periods.

The standardized average annualized total returns as of December 31, 1999, for 1 and 3 years for the life of the Separate Account investment option are listed below:


Separate Account Investment Option                                       1 Year     3 Years   Since Sub-Account
----------------------------------                                       ------     -------   -----------------
                                                                                                   Inception
                                                                                                   ---------
ACS V.P. Value (inception 5/1/96)                                         N/A         N/A             -13.61%
AIM V.I. Capital Appreciation (inception 5/5/93)                          N/A         N/A              63.96%
AIM V.I. Growth(inception 5/5/93)                                         N/A         N/A              39.91%
DAM Equity 500 Index(inception 10/1/97)                                   N/A         N/A              14.62%
DAM Small Cap Index(inception 8/25/97)                                    N/A         N/A              25.23%
FIS Prime Money Fund II (inception 11/94)                                  2.97%       3.20%            3.19%
LA Growth & Income Series (inception 12/11/89)                            N/A         N/A               7.16%
MFS New Discovery Series (Initial Class) (inception 5/1/98)               N/A         N/A             107.26%
MFS Growth Series (Initial class ) (inception 5/1/99)                     N/A         N/A              62.84%
MFS Growth with Income (Initial class) (inception 10/9/95)                N/A         N/A               2.54%
TEM International Fund (Class 2 shares) (inception 5/1/97)                N/A         N/A              18.10%
VIST Small Cap Growth (inception 5/4/95)                                  77.90%      18.95%           20.66%
VIST World Equity (inception 6/10/88)                                     53.08%      19.72%           17.26%
VIST Growth (inception 5/1/87)                                            32.46%      28.40%           26.42%
VIST Matrix Equity (inception 6/16/88)                                    12.37%      17.22%           14.53%
VIST Growth & Income (inception 5/31/95)                                   4.61%      13.50%           13.83%
VIST Multiple Strategies (inception 5/5/87)                               26.02%      24.34%           21.76%
VIST High Income Bond (inception 6/1/87)                                   0.24%       4.36%            6.49%
VIST US Govt. Bond (inception 5/27/87)                                    -3.43%       3.34%            3.29%

(1) On December 3, 1997, we substituted shares of FIS Prime Money Fund II for shares of the VIST Cash Management Portfolio. Calculations before that date are based on the value of VIST Cash Management Portfolio shares held for the periods shown.

The standardized average annualized total returns as of December 31, 1999, for 1 year, 3 years, 5 years and 10 years and the Portfolios inception, based on the historical performance of the Portfolios as listed below:


                                                                                                        Since Portfolio Inception
                                                                                                        -------------------------
Separate Account Investment Option                              1 Year   3 Years   5 Years   10 Years
----------------------------------                              -------  --------  --------  ---------
ACS V.P. Value (inception 5/1/96)                                -2.42%     7.86%    N/A         N/A                9.53%
AIM V.I. Capital Appreciation (inception 5/5/93)                 43.04%    23.54%    24.02%      NA                20.76%
AIM V.I. Growth (inception 5/5/93)                               33.67%    30.45%    28.07%      N/A               21.36%
DAM EAFE Index (inception 8/22/97)                               26.03%     N/A       N/A        N/A               15.48%
DAM Equity 500 Index (inception 10/1/97)                         18.82%     N/A       N/A        N/A               20.95%
DAM Small Cap Index (inception 8/25/97)                          18.59%     n/a       n/a        n/a                7.80%
FIS Prime Money Fund II (inception 11/94)                         2.98%     3.26%     3.32%      N/A                3.31%
FIS High Income Bond Fund II (inception 3/1/94)                   0.74%     4.58%     8.91%      N/A                6.65%
FMR Contrafund (Service Class 2) (inception 1/3/95)              22.58%    24.45%     N/A        N/A               26.12%
FMR Equity - Income (Service Class 2) (inception 10/9/86)         4.68%    13.35%    17.00%     12.90%             12.19%
FMR Growth Opportunities (inception 1/03/95)                      2.61%    17.44%     N/A        N/A               19.90%
LA Growth & Income (inception 12/11/89)                          15.17%    16.42%    18.98%     14.68%             14.66%
MFS New Discovery Series (Initial Class) (inception 5/1/98)      71.84%     N/A       N/A        N/A               39.34%
MFS Growth Series (Initial class) (inception 5/1/99)              N/A       N/A       N/A        N/A                8.44%
MFS Growth with Income (Initial class) (inception 10/9/95)        5.12%    17.63%     N/A        N/A               19.55%
MFS New Discovery Series (Service Class)                         71.74%     N/A       N/A        N/A               39.24%
MFS Growth Series (Service Class)                                 N/A       N/A       N/A        N/A                8.34%
MFS Growth with Income Series (Service Class)                     4.92%    17.43%     N/A        N/A               19.35%
SEL Communications & Information (inception 10/4/94)             84.24%    44.23%    34.55%      N/A               33.87%
TEM International Fund (Class 2) (inception 5/1/92)              21.66%    13.64%    15.46%      N/A               13.68%
TEM Growth Securities (inception 3/15/94)                        19.27%    12.77%    13.79%      N/A               12.16%
VIST Small Cap Growth (inception 5/4/95)                         77.91%    19.23%     N/A        N/A               24.30%
VIST World Equity (inception 6/10/88)                            53.08%    20.01%    18.64%      9.34%              9.84%
VIST Growth (inception 5/1/87)                                   32.46%    28.82%    29.20%     15.83%             15.64%
VIST Matrix Equity (inception 6/16/88)                           12.37%    17.48%    17.12%     11.82%             12.68%
VIST Growth & Income (inception 5/31/95)                          4.62%    13.70%     N/A        N/A               14.01%
VIST Multiple Strategies (inception 5/5/87)                      26.02%    24.70%    24.23%     14.52%             12.83%
VIST High Income Bond (inception 6/1/87)                          0.24%     4.44%     8.55%      7.87%              7.68%
VIST US Govt. Bond (inception 5/27/87)                           -3.43%     3.40%     5.74%      5.52%              6.03%

We may also advertise non-standardized performance information that does not include withdrawal charges. The non-standardized average annualized total returns as of December 31, 1999 for 1 year, 3 years, 5 years, 10 years and Portfolio Inception based on the historical performance of the Portfolios are listed below:

                                                                                                         Since Portfolio
                                                                                                         ---------------
Separate Account Investment Option                            1 Year   3 Years   5 Years   10 Years         Inception
----------------------------------                            -------  --------  --------  ---------        ---------
ACS V.P. Value (inception 5/1/96)                              -2.35%     7.93%     N/A       N/A                 9.60%
AIM V.I. Growth (inception 5/5/93)                             33.74%    30.52%    28.14%     N/A                21.43%
AIM V.I. Capital Appreciation (inception 5/5/93)               43.11%    23.61%    24.09%     N/A                20.83%
DAM EAFE Index (inception 8/22/97)                             26.10%     N/A       N/A       N/A                15.55%
DAM Equity 500 Index(inception 10/1/97)                        18.89%     N/A       N/A       N/A                21.02%
DAM Small Cap Index(inception 8/25/97)                         18.66%     N/A       N/A       N/A                 7.87%
FIS Prime Money Fund II (inception 11/94)                       3.05%     3.33%     3.39%     N/A                 3.38%
FIS High Income Bond Fund II (inception 3/1/94)                 0.81%     4.65%     8.98%     N/A                 6.72%
FMR Contrafund (Service Class 2) (inception 1/3/95)            22.65%    24.52%     N/A       N/A                26.19%
FMR Equity - Income (Service Class 2)(inception 10/9/86)        4.75%    13.42%    17.07%    12.97%             12.26%
FMR Growth Opportunities (Service Class 2) (inception
1/3/95)                                                         2.68%    17.51%     N/A       NA                 19.97%
LA Growth & Income (inception 12/11/89)                        15.24%    16.49%    19.05%    14.75%             14.73%
MFS New Discovery Series (Initial Class) (inception 5/1/98)    71.91%     N/A       N/A       N/A                39.41%
MFS Growth Series (Initial class) (inception 5/1/99)            N/A       N/A       N/A       N/A                 8.51%
MFS Growth with Income (Initial class) (inception 10/9/95)      5.19%    17.70%     N/A       N/A                19.62%
MFS New Discovery Series (Service class)                       71.81%     N/A       N/A       N/A                39.31%
MFS Growth Series (Service Class)                               N/A       N/A       N/A       N/A                 8.41%
MFS Growth Series (Service Class)                               4.99%    17.50%     N/A       N/A                19.42%
SEL Communications & Information (inception 10/4/94)           84.31%    44.30%    34.62%     N/A                33.94%
TEM International Fund (Class 2) (inception 5/1/92)            21.73%    13.71%    15.53%     N/A                13.75%
TEM Growth Securities (inception 3/15/94)                      19.34%    12.84%    13.86%     N/A                12.23%
VIST Small Cap Growth (inception 5/4/95)                       77.98%    19.30%     N/A       N/A                24.37%
VIST World Equity (inception 6/10/88)                          53.15%    20.08%    18.71%     9.41%              9.91%
VIST Growth (inception 5/1/87)                                 32.53%    28.89%    29.27%    15.90%             15.71%
VIST Matrix Equity (inception 6/16/88)                         12.44%    17.55%    17.19%    11.89%             12.75%
VIST Growth & Income (inception 5/31/95)                        4.69%    13.77%     N/A       N/A                14.08%
VIST Multiple Strategies (inception 5/5/87)                    26.09%    24.77%    24.30%    14.59%             12.90%
VIST High Income Bond (inception 6/1/87)                        0.31%     4.51%     8.62%     7.94%              7.75%
VIST US Govt. Bond (inception 5/27/87)                         -3.36%     3.47%     5.81%     5.59%              6.10%

In addition to total return data, we may include yield information in our advertisements. For each Investment Option (other than the Federated Prime Money Fund II Investment Option) for which we advertise yield, we will show a yield quotation based on a 30-day (or one month) period ended on the date of the most recent balance sheet of the Separate Account. We compute it by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:


Yield = 2 [(a-b +1)/6/-1]
            ---
            cd

a =   Net investment income earned during the period by the Portfolio attributable to shares owned by the Separate Account investment option.
b = Expenses accrued for the period (net of reimbursements).
c = The average daily number of Accumulation Units outstanding during the period.
d = The maximum offering price per Accumulation Unit on the last day of the period.

The investment results of each Separate Account investment option will fluctuate over time. Any presentation of a Separate Account investment option's total return for any period should not be considered as a representation of future performance.


                              ANNUITY PROVISIONS

Variable Annuity

A variable annuity is an annuity with payments that:
 .    are not predetermined as to dollar amount; and
 .    will vary in amount with the net investment results of the Separate Account investment option(s) selected.

At the Annuity Date, we will apply your Account Value in each Separate Account investment option to the applicable Annuity table shown in your Contract to determine the dollar amount of the initial Annuity payment. The Annuity table we use depends on the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide an initial Annuity payment greater than that guaranteed under the same Annuity Option table under your Contract, we will make the greater payment.

We next determine the number of "Annuity Units" for future payments from that Separate Account investment option. To do this, we divide the dollar amount of the initial Annuity payment by the applicable Annuity Unit value for that investment option as of the Annuity Date. The number of Annuity Units remains fixed during the Annuity Payment period.

Each month after the Annuity Date, we multiply the previously determined number of Annuity Units by the applicable Separate Account investment option's Annuity Unit value. (We use the Annuity Unit value at the end of the last Business Day of the month preceding the month for which the payment is due.) This will be the dollar amount of the current Annuity payment from that Separate Account investment option. The total dollar amount of each variable Annuity payment is the sum of all amounts payable from the selected Separate Account investment options.

Fixed Annuity

A fixed annuity is a series of payments made after the Annuity Date that we guarantee as to dollar amount. Fixed annuity payments do not vary with the investment experience of the Separate Account.

At the Annuity Date, we will apply your Account Value in the Fixed Account to the applicable Annuity table shown in your Contract to determine the dollar amount of each "fixed" Annuity payment. (We use your Account Value in the Fixed Account as of the day immediately before the Annuity Date).

Annuity Unit

The initial value of an Annuity Unit for each Separate Account investment option was arbitrarily set at $10. After that, the Annuity Unit value for that Separate Account investment option is determined at the end of each Business Day.

We determine an Annuity Unit's value by:

 .    calculating the assets of the applicable Separate Account investment option that are attributable to Annuity Units;
 .    subtracting any unpaid daily and annual charges for the Contracts that are attributable to that investment option;
 .    subtracting (or adding) any charges (or credits) for taxes that we have reserved for that investment option;
 .    dividing the remainder by the number of then outstanding Annuity Units in that investment option; and
 .    multiplying the result by a factor that neutralizes the assumed investment rate of 3% contained in the Contract's annuity tables.

The value of an Annuity Unit will increase or decrease from Business Day to Business Day, and will differ depending on the Separate Account investment options selected.

Mortality and Expense Guarantee

We guarantee that the dollar amount of each Annuity payment after the Annuity Date will not be affected by variations in our mortality or expense experience.

                             FINANCIAL STATEMENTS

The consolidated financial statements of First Variable Life Insurance Company included herein should be considered only as bearing upon our ability to meet our obligations under the Contracts.

                             Financial Statements


                         First Variable Annuity Fund E

                     First Variable Life Insurance Company

                    FIRST VARIABLE LIFE INSURANCE COMPANY -
                         FIRST VARIABLE ANNUITY FUND E

                             Financial Statements

                               December 31, 1999

                  (With Independent Auditors' Report Thereon)

                         Independent Auditors' Report

The Board of Directors and Stockholder of
First Variable Life Insurance Company and
     Contract Owners of First Variable Annuity Fund E:

We have audited the accompanying statements of assets and liabilities of each of the nineteen divisions comprising First Variable Life Insurance Company -First Variable Annuity Fund E as of December 31, 1999 and the related statements of operations and changes in net assets for each of the periods indicated in the year then ended. These financial statements are the responsibility of First Variable Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The accompanying statements of changes in net assets of First Variable Life Insurance Company - First Variable Annuity Fund E for the period ended December 31, 1998 was audited by other auditors whose report thereon dated March 18, 1999 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of the securities owned as of December 31, 1999 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the nineteen divisions comprising First Variable Life Insurance Company - First Variable Annuity Fund E at December 31, 1999, the results of their operations and changes in their net assets for each of the periods indicated in the year then ended, in conformity with generally accepted accounting principles.



March 17, 2000

                        Report of Independent Auditors



To the Board of Directors of First Variable Life Insurance Company And Contract Owners of First Variable Annuity Fund E



We have audited the accompanying statement of changes in net assets of First Variable Life Insurance Company - First Variable Annuity Fund E for the year ended December 31, 1998. These financial statements are the responsibility of First Variable Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of the securities owned as of December 31, 1998, by correspondence and with Variable Investors Series Trust and Federated Insurance Series Trust. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the changes in its net assets of First Variable Life Insurance Company - First Variable Annuity Fund E for each of the year ended December 31, 1998, in conformity with accounting principles generally accepted in the United States.



                                       3                             (Continued)

                    FIRST VARIABLE LIFE INSURANCE COMPANY -
                         FIRST VARIABLE ANNUITY FUND E

                     Statements of Assets and Liabilities

                               December 31, 1999


                                                                       Variable Investors Series Trust
                                                     ----------------------------------------------------------------------
                                         Federated                  High                                U.S.
                                           Prime                   Income     Multiple     Matrix    Government    World
                                           Money       Growth       Bond     Strategies    Equity       Bond       Equity
                                          Fund II     Division    Division    Division    Division    Division    Division
                                        -----------  ----------  ----------  ----------  ----------  ----------  ----------
Assets:

Investments in mutual funds
  at net asset value (see cost below)   $15,556,774  58,115,240  14,377,441  46,077,676  20,880,544  11,542,853  23,456,249
Receivable from First Variable Life
  Insurance Company                           5,337      11,312         697          --      12,859          95          --
                                        -----------  ----------  ----------  ----------  ----------  ----------  ----------

          Total assets                   15,562,111  58,126,552  14,378,138  46,077,676  20,893,403  11,542,948  23,456,249
                                        -----------  ----------  ----------  ----------  ----------  ----------  ----------

Liabilities:

Payable to First Variable Life
  Insurance Company                              --          --          --       3,335          --          --       5,531
                                        -----------  ----------  ----------  ----------  ----------  ----------  ----------

                                        $15,562,111  58,126,552  14,378,138  46,074,341  20,893,403  11,542,948  23,450,718
                                        ===========  ==========  ==========  ==========  ==========  ==========  ==========

Net Assets:

Annuity contracts in accumulation
  period                                $15,410,217  58,092,361  14,369,723  46,074,341  20,886,477  11,542,948  23,450,718
Annuity contracts in payment period         151,894      34,191       8,415          --       6,926          --          --
                                        -----------  ----------  ----------  ----------  ----------  ----------  ----------

          Total net assets              $15,562,111  58,126,552  14,378,138  46,074,341  20,893,403  11,542,948  23,450,718
                                        ===========  ==========  ==========  ==========  ==========  ==========  ==========

Investments in mutual funds at cost     $15,556,774  46,588,527  14,443,162  37,233,519  18,385,552  12,144,940  16,054,262
                                        ===========  ==========  ==========  ==========  ==========  ==========  ==========

                                         Variable Investors Series Trust
                                         -------------------------------
                                           Growth                Small
                                             and                Capital
                                           Income               Growth
                                          Division             Division
                                         -----------          ----------
Assets:

Investments in mutual funds
  at net asset value (see cost below)    $24,347,339          16,676,794
Receivable from First Variable Life
  Insurance Company                           11,776               8,721
                                         -----------          ----------

          Total assets                    24,359,115          16,685,515
                                         -----------          ----------

Liabilities:

Payable to First Variable Life
  Insurance Company                               --                  --
                                         -----------          ----------

                                         $24,359,115          16,685,515
                                         ===========          ==========

Net Assets:

Annuity contracts in accumulation
  period                                 $24,352,881          16,677,690
Annuity contracts in payment period            6,234               7,825
                                         -----------          ----------

          Total net assets               $24,359,115          16,685,515
                                         ===========          ==========

Investments in mutual funds at cost      $23,490,435           9,614,230
                                         ===========          ==========

See accompanying notes to financial statements.

                                                                     (continued)

                    FIRST VARIABLE LIFE INSURANCE COMPANY -
                         FIRST VARIABLE ANNUITY FUND E

                Statements of Assets and Liabilities, continued

                               December 31, 1999

                                                                            Bankers    Bankers                 Lord
                                           AIM                   American    Trust      Trust     Franklin    Abbett
                                         Capital       AIM       Century     Equity   Small Cap.  Templeton  Growth &
Assets:                                Appreciation   Growth     VP Value    Index      Index       Int'l     Income
                                       ------------  ---------  ---------  ---------  ----------  ---------  ---------
Investments in mutual funds
  at net asset value (see cost below)  $  4,378,205  5,348,859  1,532,895  3,675,603     486,329  4,154,501  2,624,584
Receivable from First Variable Life
  Insurance Company                              --         --         84         --          --         --         --
                                       ------------  ---------  ---------  ---------  ----------  ---------  ---------

          Total assets                    4,378,205  5,348,859  1,532,979  3,675,603     486,329  4,154,501  2,624,584
                                       ------------  ---------  ---------  ---------  ----------  ---------  ---------

Liabilities:

Payable to First Variable Life
  Insurance Company                             394        430         --        450          68        315         61
                                       ------------  ---------  ---------  ---------  ----------  ---------  ---------

                                       $  4,377,811  5,348,429  1,532,979  3,675,153     486,261  4,154,186  2,624,523
                                       ============  =========  =========  =========  ==========  =========  =========

Net Assets:

Annuity contracts in accumulation
  period                               $  4,377,811  5,348,429  1,532,979  3,675,153     486,261  4,154,186  2,624,523
Annuity contracts in payment period              --         --         --         --          --         --         --
                                       ------------  ---------  ---------  ---------  ----------  ---------  ---------

          Total net assets             $  4,377,811  5,348,429  1,532,979  3,675,153     486,261  4,154,186  2,624,523
                                       ============  =========  =========  =========  ==========  =========  =========

Investments in mutual funds at cost    $  3,759,447  4,747,845  1,657,934  3,410,180     442,824  3,936,716  2,706,458
                                       ============  =========  =========  =========  ==========  =========  =========

                                            MFS                   MFS
                                            New         MFS     Growth &
Assets:                                   Discovery    Growth    Income
                                         ----------  ---------  ---------
Investments in mutual funds
  at net asset value (see cost below)   $ 3,849,291  1,693,409    937,930
Receivable from First Variable Life
  Insurance Company                              --         --         --
                                        -----------  ---------  ---------

          Total assets                    3,849,291  1,693,409    937,930
                                        -----------  ---------  ---------

Liabilities:

Payable to First Variable Life
  Insurance Company                             681        137         20
                                        -----------  ---------  ---------

                                        $ 3,848,610  1,693,272    937,910
                                        ===========  =========  =========

Net Assets:

Annuity contracts in accumulation
  period                                $ 3,848,610  1,693,272    937,910
Annuity contracts in payment period              --         --         --
                                        -----------  ---------  ---------

          Total net assets              $ 3,848,610  1,693,272    937,910
                                        ===========  =========  =========

Investments in mutual funds at cost     $ 2,782,448  1,448,157    906,107
                                        ===========  =========  =========


See accompanying notes to financial statements.

                    FIRST VARIABLE LIFE INSURANCE COMPANY -
                         FIRST VARIABLE ANNUITY FUND E

                           Statements of Operations

                         Year ended December 31, 1999


                                                                       Variable Investors Series Trust
                                                     ----------------------------------------------------------------------
                                         Federated                  High                                U.S.
                                           Prime                   Income     Multiple     Matrix    Government    World
                                           Money       Growth       Bond     Strategies    Equity       Bond       Equity
                                          Fund II     Division    Division    Division    Division    Division    Division
                                         ----------  ----------  ----------  ----------  ----------  ----------  ----------
Investment income - dividends            $  580,112   1,785,401      22,220   1,176,446     399,805      10,295     283,583
                                         ----------  ----------  ----------  ----------  ----------  ----------  ----------

Expenses:
  Fees paid to First Variable Life
    Insurance Company - risk and
        administrative charges              174,841     652,229     249,097     566,590     292,504     180,758     265,537
                                         ----------  ----------  ----------  ----------  ----------  ----------  ----------
      Net investment income (loss)          405,271   1,133,172    (226,877)    609,856     107,301    (170,463)     18,046

Realized and unrealized gain (loss)
  on investments:
    Realized gain (loss) on fund
      shares redeemed                            --   2,317,365    (863,209)  2,118,312     512,761    (203,235)    (98,507)
    Net unrealized appreciation
      (depreciation) on investments
      during the year                            --  10,322,774   1,227,167   6,483,773   1,803,845     (63,719)  8,574,133
                                         ----------  ----------  ----------  ----------  ----------  ----------  ----------

      Net realized and unrealized
        gain (loss) on investments               --  12,640,139     363,958   8,602,085   2,316,606    (266,954)  8,475,626
                                         ----------  ----------  ----------  ----------  ----------  ----------  ----------

      Net increase (decrease) in net
        assets resulting from
        operations                       $  405,271  13,773,311     137,081   9,211,941   2,423,907    (437,417)  8,493,672
                                         ==========  ==========  ==========  ==========  ==========  ==========  ==========

                                     Variable Investors Series Trust
                                     -------------------------------
                                           Growth      Small
                                            and       Capital
                                           Income      Growth
                                          Division    Division
                                         ----------  ----------
Investment income - dividends            $  582,967          --
                                         ----------  ----------

Expenses:
  Fees paid to First Variable Life
    Insurance Company - risk and
        administrative charges              372,609     155,114
                                         ----------  ----------
      Net investment income (loss)          210,358    (155,114)

Realized and unrealized gain (loss)
  on investments:
    Realized gain (loss) on fund
      shares redeemed                     1,017,551     809,162
    Net unrealized appreciation
      (depreciation) on investments
      during the year                       (26,770)  6,371,306
                                         ----------  ----------

      Net realized and unrealized
        gain (loss) on investments          990,781   7,180,468
                                         ----------  ----------

      Net increase (decrease) in net
        assets resulting from
        operations                       $1,201,139   7,025,354
                                         ==========  ==========


See accompanying notes to financial statements.

                                                                     (continued)

                    FIRST VARIABLE LIFE INSURANCE COMPANY -
                         FIRST VARIABLE ANNUITY FUND E

                      Statements of Operations, continued

                         Year ended December 31, 1999

                                                                                   Bankers     Bankers                   Lord
                                           AIM                       American       Trust       Trust       Franklin    Abbett
                                         Capital          AIM        Century       Equity     Small Cap.   Templeton   Growth &
                                       Appreciation /1/  Growth /1/  VP Value /1/   Index /1/   Index /1/    Int'l /1/  Income /1/
                                       ------------     ---------   ---------     ---------   ----------   ---------   ---------
Investment income - dividends          $     85,091       174,926          --        34,171       18,506          --     204,098

Expenses:
  Fees paid to First Variable Life
    Insurance Company - risk and
    administrative charges                   11,611        19,391       9,567        28,591        3,703      16,253      11,984
                                       ------------     ---------   ---------     ---------   ----------   ---------   ---------

      Net investment income (loss)           73,480       155,535      (9,567)        5,580       14,803     (16,253)    192,114

Realized and unrealized gain (loss)
  on investments:
    Realized gain (loss) on fund
      shares redeemed                        21,379         8,128     (52,953)      218,806       28,092     196,792      (4,107)
    Net unrealized appreciation
      (depreciation) on investments
      during the year                       618,758       601,014    (125,039)      265,423       43,504     217,786     (81,874)
                                       ------------     ---------   ---------     ---------   ----------   ---------   ---------

      Net realized and unrealized
        gain (loss) on investments          640,137       609,142    (177,992)      484,229       71,596     414,578     (85,981)
                                       ------------     ---------   ---------     ---------   ----------   ---------   ---------

      Net increase (decrease) in net
        assets resulting from
        operations                     $    713,617       764,677    (187,559)      489,809       86,399     398,325     106,133
                                       ============     =========   =========     =========   ==========   =========   =========

                                            MFS                         MFS
                                            New            MFS        Growth &
                                          Discovery /1/   Growth /1/   Income /1/
                                         ----------      ---------    ---------
Investment income - dividends            $   67,439          6,029           --

Expenses:
  Fees paid to First Variable Life
    Insurance Company - risk and
    administrative charges                   13,543          6,543        4,612
                                         ----------      ---------    ---------

      Net investment income (loss)           53,896           (514)      (4,612)

Realized and unrealized gain (loss)
  on investments:
    Realized gain (loss) on fund
      shares redeemed                        46,560         15,553       (1,155)
    Net unrealized appreciation
      (depreciation) on investments
      during the year                     1,066,842        245,251       31,823
                                         ----------      ---------    ---------

      Net realized and unrealized
        gain (loss) on investments        1,113,402        260,804       30,668
                                         ----------      ---------    ---------

      Net increase (decrease) in net
        assets resulting from
        operations                       $1,167,298        260,290       26,056
                                         ==========      =========    =========

/1/  From commencement of operations, May 1, 1999.

See accompanying notes to financial statements.

                    FIRST VARIABLE LIFE INSURANCE COMPANY -
                         FIRST VARIABLE ANNUITY FUND E

                      Statements of Changes in Net Assets

                         Year ended December 31, 1999

                                                                                         Variable Investors Series Trust
                                                                            --------------------------------------------------------
                                                             Federated                         High
                                                               Prime                          Income        Multiple        Matrix
                                                               Money           Growth          Bond        Strategies       Equity
                                                              Fund II         Division       Division       Division       Division
                                                            ------------    -----------    -----------    -----------    -----------

Operations:
     Net investment income                                  $    405,271     1,133,172       (226,877)       609,856        107,301
     Realized gain (loss) on fund shares redeemed                      -     2,317,365       (863,209)     2,118,312        512,761
     Net unrealized appreciation (depreciation)
        on investments during the period                               -    10,322,774      1,227,167      6,483,773      1,803,845
                                                            ------------   -----------    -----------    -----------    -----------
               Net increase (decrease) in net assets
                  resulting from operations                      405,271    13,773,311        137,081      9,211,941      2,423,907
                                                            ------------   -----------    -----------    -----------    -----------
From contract owner transactions:
     Net proceeds from sale or transfer of
        accumulation units                                    11,151,565    10,337,970      2,820,608      7,361,146      2,374,837
     Policy contract charges                                      (6,030)      (25,134)        (8,158)       (20,628)       (11,428)
     Cost of accumulation units terminated
        and exchanged                                         (4,839,247)   (7,171,267)    (8,399,292)    (8,115,511)    (3,467,538)
                                                            ------------   -----------    -----------    -----------    -----------
               Increase (decrease) in net assets
                  from contract owner transactions             6,306,288     3,141,569     (5,586,842)      (774,993)    (1,104,129)
                                                            ------------   -----------    -----------    -----------    -----------

               Increase (decrease) in net assets               6,711,559    16,914,880     (5,449,761)     8,436,948      1,319,778

Net assets at beginning of period                              8,850,552    41,211,672     19,827,899     37,637,393     19,573,625
                                                            ------------   -----------    -----------    -----------    -----------
Net assets at end of period                                 $ 15,562,111    58,126,552     14,378,138     46,074,341     20,893,403
                                                            ============   ===========    ===========    ===========    ===========


                                                                              Variable Investors Series Trust
                                                                --------------------------------------------------------
                                                                   U.S.
                                                                Government       World         Growth &       Small Cap.
                                                                   Bond          Equity         Income         Growth
                                                                  Division      Division       Division       Division
                                                                -----------    -----------    -----------    -----------

Operations:
     Net investment income                                     $  (170,463)        18,046        210,358       (155,114)
     Realized gain (loss) on fund shares redeemed                 (203,235)       (98,507)     1,017,551        809,162
     Net unrealized appreciation (depreciation)
        on investments during the period                           (63,719)     8,574,133        (26,770)     6,371,306
                                                               -----------    -----------    -----------    -----------
               Net increase (decrease) in net assets
                  resulting from operations                       (437,417)     8,493,672      1,201,139      7,025,354
                                                               -----------    -----------    -----------    -----------
From contract owner transactions:
     Net proceeds from sale or transfer of
        accumulation units                                       1,660,591      2,033,053      5,294,659        837,188
     Policy contract charges                                        (4,806)        (8,664)       (12,586)        (7,047)
     Cost of accumulation units terminated
        and exchanged                                           (2,739,148)    (8,317,041)    (6,950,267)    (3,678,845)
                                                               -----------    -----------    -----------    -----------
               Increase (decrease) in net assets
                  from contract owner transactions              (1,083,363)    (6,292,652)    (1,668,194)    (2,848,704)
                                                               -----------    -----------    -----------    -----------
               Increase (decrease) in net assets                (1,520,780)     2,201,020       (467,055)     4,176,650

Net assets at beginning of period                               13,063,728     21,249,698     24,826,170     12,508,865
                                                               -----------    -----------    -----------    -----------
Net assets at end of period                                    $11,542,948     23,450,718     24,359,115     16,685,515
                                                               ===========    ===========    ===========    ===========


See accompanying notes to financial statements.

                                                                     (continued)

                    FIRST VARIABLE LIFE INSURANCE COMPANY -
                         FIRST VARIABLE ANNUITY FUND E

                Statements of Changes in Net Assets, continued

                         Year ended December 31, 1999

                                                                                                               Bankers      Bankers
                                                                    AIM                          American       Trust        Trust
                                                                  Capital             AIM       Century VP     Equity      Small Cap
                                                              Appreciation/(1)/   Growth/(1)/   Value/(1)/   Index/(1)/   Index/(1)/
                                                              -----------------   -----------   ----------   ----------   ----------
Operations:
     Net investment income                                    $      73,480          155,535      (9,567)        5,580       14,803
     Realized gain (loss) on fund shares redeemed                    21,379            8,128     (52,953)      218,806       28,092
     Net unrealized appreciation (depreciation) on
        investments during the period                               618,758          601,014     (125,039)     265,423       43,504
                                                                 -----------      -----------   ----------   ----------   ----------
          Net increase (decrease) in net assets
             resulting from operations                              713,617          764,677     (187,559)     489,809       86,399
                                                                 -----------      -----------   ----------   ----------   ----------
From contract owner transactions:
     Net proceeds from sale or transfer of
        accumulation units                                        3,721,631        4,634,500    1,744,279    4,161,459      409,599
     Policy contract charges                                            (83)            (346)         (97)        (463)         (30)
     Cost of accumulation units terminated and exchanged            (57,354)         (50,402)     (23,644)    (975,652)      (9,707)
                                                                 -----------      -----------   ----------   ----------   ----------
          Increase (decrease) in net assets from contract
             owner transactions                                   3,664,194        4,583,752    1,720,538    3,185,344      399,862
                                                                 -----------      -----------   ----------   ----------   ----------
          Increase (decrease) in net assets                       4,377,811        5,348,429    1,532,979    3,675,153      486,261

Contract owners' equity at beginning of period                            -                -            -            -            -
                                                                 -----------      -----------   ----------   ----------   ----------
Contract owners' equity at end of period                      $   4,377,811        5,348,429    1,532,979    3,675,153      486,261
                                                                 ===========      ===========   ==========   ==========   ==========


                                                                               Lord
                                                                Franklin      Abbett        MFS                             MFS
                                                                Templeton    Growth &       New              MFS          Growth &
                                                               Int'l/(1)/     Income     Discovery/(1)/    Growth/(1)/   Income/(1)/
                                                               -----------  ----------   --------------   ------------   -----------
Operations:
     Net investment income                                     $  (16,253)    192,114          53,896           (514)        (4,612)
     Realized gain (loss) on fund shares redeemed                 196,792      (4,107)         46,560         15,553         (1,155)
     Net unrealized appreciation (depreciation) on
        investments during the period                             217,786     (81,874)      1,066,842        245,251         31,823
                                                               ----------   ---------       ---------      ---------        -------
               Net increase (decrease) in net assets
                  resulting from operations                       398,325     106,133       1,167,298        260,290         26,056
                                                               ----------   ---------       ---------      ---------        -------
From contract owner transactions:
        Net proceeds from sale or transfer of
           accumulation units                                   3,832,214   2,556,744       2,765,457      1,502,509        916,030
        Policy contract charges                                      (144)       (108)           (290)           (70)           (41)
        Cost of accumulation units terminated and exchanged       (76,209)    (38,246)        (83,855)       (69,457)        (4,135)
                                                               ----------   ---------       ---------      ---------        -------
               Increase (decrease) in net assets from
                  contract owner transactions                   3,755,861   2,518,390       2,681,312      1,432,982        911,854
                                                               ----------   ---------       ---------      ---------        -------
               Increase (decrease) in net assets                4,154,186   2,624,523       3,848,610      1,693,272        937,910

Contract owners' equity at beginning of period                          -           -               -              -              -
                                                               ----------   ---------       ---------      ---------        -------
Contract owners' equity at end of period                       $4,154,186   2,624,523       3,848,610      1,693,272        937,910
                                                               ==========   =========       =========      =========        =======

(1)  From commencement of operations, May 1, 1999.

See accompanying notes to financial statements.

                    FIRST VARIABLE LIFE INSURANCE COMPANY -
                         FIRST VARIABLE ANNUITY FUND E

                      Statements of Changes in Net Assets

                         Year ended December 31, 1998


                                                                                         Variable Investors Series Trust
                                                                            --------------------------------------------------------
                                                             Federated                         High
                                                               Prime                          Income        Multiple        Matrix
                                                               Money           Growth          Bond        Strategies       Equity
                                                              Fund II         Division       Division       Division       Division
                                                            ------------    -----------    -----------    -----------    -----------

Operations:
     Net investment income                                  $    368,178     4,158,668      1,301,872      1,888,469        791,563
     Realized gain (loss) on fund shares redeemed                      -     7,112,929        533,356      4,599,401        872,436
     Net unrealized appreciation (depreciation)
        on investments during the period                               -    (1,318,859)    (1,484,495)     1,734,525      1,260,326
                                                            ------------   -----------    -----------    -----------    -----------
               Net increase (decrease) in net assets
                  resulting from operations                      368,178     9,952,738        350,733      8,222,395      2,924,325
                                                            ------------   -----------    -----------    -----------    -----------
From contract owner transactions:
     Net proceeds from sale or transfer of
        accumulation units                                     8,682,394     4,781,700      5,374,821      3,898,136      5,265,161
     Cost of accumulation units terminated
        and exchanged                                         (9,536,847)   (5,858,088)    (2,355,028)    (5,723,614)    (1,852,605)
                                                            ------------   -----------    -----------    -----------    -----------
               Increase (decrease) in net assets
                  from contract owner transactions              (854,453)   (1,076,388)     3,019,793     (1,825,478)     3,412,556
                                                            ------------   -----------    -----------    -----------    -----------

               Increase (decrease) in net assets                (486,275)    8,876,350      3,370,526      6,396,917      6,336,881

Net assets at beginning of period                              9,336,827    32,335,322     16,457,373     31,240,476     13,236,744
                                                            ------------   -----------    -----------    -----------    -----------
Net assets at end of period                                 $  8,850,552    41,211,672     19,827,899     37,637,393     19,573,625
                                                            ============   ===========    ===========    ===========    ===========


                                                                              Variable Investors Series Trust
                                                                --------------------------------------------------------
                                                                   U.S.
                                                                Government       World         Growth &      Small Cap
                                                                   Bond          Equity         Income         Growth
                                                                  Division      Division       Division       Division
                                                                -----------    -----------    -----------    -----------

Operations:
     Net investment income                                     $   615,610      1,424,932        383,220       (189,395)
     Realized gain (loss) on fund shares redeemed                  258,304       (384,016)     2,072,741       (771,931)
     Net unrealized appreciation (depreciation)
        on investments during the period                          (344,581)       (62,724)      (808,198)       567,044
                                                               -----------    -----------    -----------    -----------
               Net increase (decrease) in net assets
                  resulting from operations                        529,333        978,192      1,647,763       (394,282)
                                                               -----------    -----------    -----------    -----------
From contract owner transactions:
     Net proceeds from sale or transfer of
        accumulation units                                       5,939,476      1,306,839      9,202,472      1,327,241
     Cost of accumulation units terminated
        and exchanged                                           (1,173,648)    (3,800,525)    (5,983,494)    (5,645,369)
                                                               -----------    -----------    -----------    -----------
               Increase (decrease) in net assets
                  from contract owner transactions               4,765,828     (2,493,686)     3,218,978     (4,318,128)
                                                               -----------    -----------    -----------    -----------
               Increase (decrease) in net assets                 5,295,161     (1,515,494)     4,866,741     (4,712,410)

Net assets at beginning of period                                7,768,567     22,765,192     19,959,429     17,221,275
                                                               -----------    -----------    -----------    -----------
Net assets at end of period                                    $13,063,728     21,249,698     24,826,170     12,508,865
                                                               ===========    ===========    ===========    ===========


See accompanying notes to financial statements.

                    FIRST VARIABLE LIFE INSURANCE COMPANY -
                         FIRST VARIABLE ANNUITY FUND E

                         Notes to Financial Statements

                               December 31, 1999


(1)  Organization

     First Variable Annuity Fund E (the Fund) is a segregated account of First Variable Life Insurance Company (First Variable Life) and is registered as a unit investment trust under the Investment Company Act of 1940, amended (the 1940 Act). Eight of the investment divisions of the Fund are invested solely in the shares of the eight corresponding portfolios of the Variable Investors Series Trust (the Trust), a no-load, diversified, open-end, series management investment company registered under the 1940 Act. The remaining eleven investment divisions are invested in the Federated Prime Money Fund II (Federated), AIM Capital Appreciation, AIM Growth, American Century VP Value, Bankers Trust Equity Index, Bankers Trust Small Cap. Index, Franklin Templeton International, Lord Abbett Growth & Income, MFS New Discovery, MFS Growth, and MFS Growth & Income, which are open end management investment companies. Under applicable insurance law, the assets and liabilities of the Fund are clearly identified and distinguished from the other assets and liabilities of First Variable Life. The Fund cannot be charged with liabilities arising out of any other business of First Variable Life.

     First Variable Life is a wholly owned subsidiary of ILona Financial Group, Inc. (ILona) (previously Irish Life of North America, Inc.) ILona is a subsidiary of Irish Life, plc located in Dublin, Ireland. During 1999 Irish Life plc merged with Irish Permanent plc to form Irish Life & Permanent plc. First Variable Life is domiciled in the State of Arkansas.

     The assets of the Fund are not available to meet the general obligations of First Variable Life or ILona, and are held for the exclusive benefit of the contract owners participating in the Fund.

(2)  Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

          Investments

          The Fund's investments in the corresponding series of mutual funds are stated at the net asset values of the respective series, which approximates fair value, per share of the respective portfolios. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of shares sold and redeemed is determined on the first in, first out method. Dividends and capital gain distributions received from the mutual funds are reinvested in additional shares of the respective mutual funds and are recorded as income by the Fund on the ex-dividend date.

          Federal Income Taxes

          For Federal income tax purposes, operations of the Fund are combined with those of First Variable Life, which is taxed as a life insurance company. First Variable Life anticipates no tax liability resulting from the operations of the Fund. Therefore, no provision for income taxes has been charged against the Fund.

                    FIRST VARIABLE LIFE INSURANCE COMPANY -
                         FIRST VARIABLE ANNUITY FUND E

                         Notes to Financial Statements

                               December 31, 1999


          Contracts in Annuity Payment Period

          Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return (AIR) equal to the AIR of the specific contracts, which varies between 3% and 4%. Charges to annuity reserves for mortality and risk expense are reimbursed to First Variable Life if the reserves required are less than originally estimated. If additional reserves are required, First Variable Life reimburses the account.

          Use of Estimates

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

          Other

          Certain 1998 information has been restated to conform to the 1999 presentation.

                    FIRST VARIABLE LIFE INSURANCE COMPANY -
                         FIRST VARIABLE ANNUITY FUND E

                         Notes to Financial Statements

                               December 31, 1999


(3)  Investments

     The following table presents selected data for investments in each of the divisions of the Fund at December 31, 1999:

                                                Number                              Net
                                                  of                               asset
                                                shares            Cost             value
                                              ----------      -------------      ----------
Federated Prime Money Fund II                 15,556,774      $  15,556,774      15,556,774
Growth Division                                1,096,014         46,588,527      58,115,240
High Income Bond Division                      1,542,460         14,443,162      14,377,441
Multiple Strategies Division                   2,158,706         37,233,519      46,077,676
Matrix Equity Division                         1,140,058         18,385,552      20,880,544
U.S. Government Bond Division                  1,140,777         12,144,940      11,542,853
World Equity Division                          1,125,272         16,054,262      23,456,249
Growth and Income Division                     1,472,136         23,490,435      24,347,339
Small Capital Growth Division                    611,670          9,614,230      16,676,794
AIM Growth Division                              165,856          4,747,845       5,348,859
AIM Capital Appreciation                         123,052          3,759,447       4,378,205
American Century VP Value                        257,629          1,657,934       1,532,895
Bankers Trust Equity Index                       242,135          3,410,180       3,675,603
Bankers Trust Small Cap Index                     41,889            442,824         486,329
Franklin Templeton Int'l                         187,732          3,936,716       4,154,501
Lord Abbett Growth & Income                      118,438          2,706,458       2,624,584
MFS New Discovery                                222,889          2,782,448       3,849,291
MFS Growth                                       121,391          1,448,157       1,693,409
MFS Growth and Income                             44,014            906,107         937,930
                                              ==========      =============      ==========

                    FIRST VARIABLE LIFE INSURANCE COMPANY -
                         FIRST VARIABLE ANNUITY FUND E

                         Notes to Financial Statements

                               December 31, 1999


(4)  Net Assets

     Variable annuity net assets at December 31, 1999 consists of the following:

                                              Accumulation      Accumulation                         1999 total
                                                 units           unit value        Net assets          return
                                              ------------      ------------      ------------       ----------
Vista 1 and Vista 2 policies:
   Federated Prime Money Fund II                137,314           16.533772       $  2,270,319           3.30%
   Growth Division                              115,059           58.029317          6,676,813          32.86
   High Income Bond Division                     36,035           26.265429            946,480           0.56
   Multiple Strategies Division                 166,027           46.983972          7,800,612          26.41
   Matrix Equity Division                        54,159           42.441805          2,298,617          12.72
   U.S. Government Bond Division                 81,995           21.132750          1,732,785          -3.11
   World Equity Division                         88,672           31.196191          2,766,218          53.53
   Growth and Income Division                    26,078           18.350451            478,547           4.95
   Small Capital Growth Division                 18,053           27.665892            499,446          78.42

Cap Five and Vista policies:
   Federated Prime Money Fund II                674,538           13.316046          8,982,182           3.15
   Growth Division                              792,620           44.967350         35,642,016          32.66
   High Income Bond Division                    482,576           20.916217         10,093,659           0.41
   Multiple Strategies Division                 688,998           39.022082         26,886,140          26.22
   Matrix Equity Division                       450,299           32.272428         14,532,240          12.56
   U.S. Government Bond Division                245,250           17.148125          4,205,576          -3.26
   World Equity Division                        593,795           28.015171         16,635,256          53.30
   Growth and Income Division                   929,138           18.224598         16,933,169           4.79
   Small Capital Growth Division                428,465           27.476125         11,772,545          77.79
   AIM Growth                                   250,554           12.532899          3,140,162          25.33*
   AIM Capital Appreciation                      61,729           13.933701            860,110          39.34*
   American Century VP Value                     89,411            9.082134            812,042          -9.18*
   Bankers Trust Equity Index                   167,026           10.969502          1,832,193           9.70*
   Bankers Trust Small Cap Index                 17,275           11.638026            201,046          16.38*
   Franklin Templeton Int'l                      75,442           11.191009            844,269          11.91*
   Lord Abbett Growth & Income                  112,473           10.487787          1,179,593           4.88*
   MFS New Discovery                             98,099           16.295699          1,598,596          62.96*
   MFS Growth                                    78,021           13.869929          1,082,150          38.70*
   MFS Growth & Income                           40,196           10.183597            409,341           1.84*

FPA 2 policies - Growth Division                 13,468           65.422492            881,086          33.00
                                              =========         ============      ============       ==========

* Returns for periods less than one
    year are not annualized

                    FIRST VARIABLE LIFE INSURANCE COMPANY -
                         FIRST VARIABLE ANNUITY FUND E

                         Notes to Financial Statements

                               December 31, 1999



                                             Accumulation       Accumulation                         1999 total
                                                units            unit value         Net assets         return
                                             ------------       ------------        ----------       ----------
Cap No-load and Cap Six policies:
   Federated Prime Money Fund II                376,738           11.439276        $ 4,309,610           3.05%
   Growth Division                              560,375           26.636872         14,926,637          32.53
   High Income Bond Division                    256,064           13.035800          3,337,999           0.31
   Multiple Strategies Division                 499,905           22.779506         11,387,589          26.09
   Matrix Equity Division                       230,160           17.650965          4,062,546          12.44
   U.S. Government Bond Division                488,100           11.482456          5,604,587          -3.36
   World Equity Division                        207,955           19.471732          4,049,244          53.15
   Growth and Income Division                   403,888           17.201301          6,947,399           4.69
   Small Capital Growth Division                201,290           21.926196          4,413,524          77.98
   AIM Growth                                   176,316           12.524484          2,208,267          25.24*
   AIM Capital Appreciation                     252,629           13.924375          3,517,701          39.24*
   American Century VP Value                     79,433            9.076039            720,937          -9.24*
   Bankers Trust Equity Index                   168,120           10.962170          1,842,960           9.62*
   Bankers Trust Small Cap Index                 24,524           11.630036            285,215          16.30*
   Franklin Templeton Int'l                     295,964           11.183543          3,309,917          11.84*
   Lord Abbett Growth & Income                  137,865           10.480760          1,444,930           4.81*
   MFS New Discovery                            138,167           16.284742          2,250,014          62.85*
   MFS Growth                                    44,090           13.860785            611,122          38.61*
   MFS Growth & Income                           51,939           10.176727            528,569           1.77*
                                             ============       ============        ==========       ==========

* Returns for periods less than one
    year are not annualized

                    FIRST VARIABLE LIFE INSURANCE COMPANY -
                         FIRST VARIABLE ANNUITY FUND E

                         Notes to Financial Statements

                               December 31, 1999


(5)  Purchases and Sales of Securities

     Cost of purchases and proceeds from sales of each mutual fund during the year ended December 31, 1999 are shown below:

                                                                            Proceeds
                                                       Purchases           from sale
                                                      ------------        ----------
     Federated Prime Money Market II                   $42,449,629        35,743,407
     Growth Division                                    16,732,535        12,466,349
     High Income Bond Division                           8,801,469        14,615,631
     Multiple Strategies Division                       15,385,299        15,537,954
     Matrix Equity Division                              4,921,958         5,924,615
     U.S. Government Bond Division                       3,416,459         4,670,380
     World Equity Division                               4,663,394        10,932,468
     Growth and Income Division                          7,335,649         8,799,548
     Small Capital Growth Division                       5,583,682         8,596,221
     AIM Growth                                          4,887,798           148,081
     AIM Capital Appreciation                            7,887,230         4,149,162
     American Century VP Value                           2,226,304           515,417
     Bankers Trust Equity Index                          7,042,195         3,850,822
     Bankers Trust Small Cap Index                       1,082,605           668,053
     Franklin Templeton Int'l                           10,082,786         6,342,682
     Lord Abbett Growth & Income                         2,858,918           148,354
     MFS New Discovery                                   3,258,454           522,566
     MFS Growth                                          1,572,101           139,497
     MFS Growth & Income                                   971,652            64,391
                                                       ===========        ==========

(6)  Expenses

     As more fully disclosed in the prospectus, First Variable Life charges the Fund, based on the value of the Fund, various fees. For FPA 2 policies, First Variable Life charges the fund at an annual rate of .6% for mortality risks, .15% for distribution expense risks, and .40% for administrative expense risks. First Variable Life charges the Fund, based on the value of the Fund, at an annual rate of .75% for mortality expense risks and .50% for administrative expense risks on Vista 1 and Vista 2 policies. First Variable Life charges the Fund, based on the value of the Fund, at an annual rate of .85% for mortality risks, .40% for expense risks, and .15% for administrative charges on Cap Five and Vista policies. First Variable Life charges the fund, based on the value of the Fund, at an annual rate of .85% for mortality risks, .40% for expense risks, and .25% for administrative charges on Cap No-load and Cap Six policies. Total charges to the Fund for Cap Five, Cap Six and Vista policies for the year ended December 31, 1999 was $1,974,087, $737,545, and $323,445, respectively.

                    FIRST VARIABLE LIFE INSURANCE COMPANY -
                         FIRST VARIABLE ANNUITY FUND E

                         Notes to Financial Statements

                               December 31, 1999


(7)  Diversification Requirements

     Under the provisions of Section 817(h) of the Internal Revenue Code (the
     Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

     The Internal Revenue Service has issued regulations under Section 817(h) of the Code. First Variable Life believes that the Fund satisfies the current requirements of the regulations, and it intends that the Fund will continue to meet such requirements.

(8)  Principal Underwriter and General Distributor

     First Variable Capital Services, Inc., a wholly owned subsidiary of First Variable Life, is principal underwriter and general distributor of the contracts issued through the Fund.

(9)  Year 2000 Issues (Unaudited)

     Like other financial and business organizations around the world, First Variable Life could have been adversely affected if its computer systems and those of its service providers did not properly process and calculate date-related information and data from and after January 1, 2000. The Company did not experience any problems related to the year 2000 issue.

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                       Consolidated Financial Statements

                       December 31, 1999, 1998 and 1997

                  (With Independent Auditors' Report Thereon)

                         Independent Auditors' Report

The Board of Directors and Stockholder

First Variable Life Insurance Company:

We have audited the accompanying consolidated balance sheet of First Variable Life Insurance Company and subsidiaries (the Company) as of December 31, 1999 and the related consolidated statements of income, changes in stockholder's equity, and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The accompanying financial statements of First Variable Life Insurance Company and subsidiaries as of December 31, 1998 and for each of the two years in the period ended December 31, 1998 were audited by other auditors whose report thereon dated February 2, 1999 expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of First Variable Life Insurance Company and subsidiaries as of December 31, 1999 and the consolidated results of their operations and their cash flows for the year ended December 31, 1999 in conformity with generally accepted accounting principles.

March 10, 2000

              Report of Ernst & Young, LLP, Independent Auditors


The Board of Directors and Stockholder
First Variable Life Insurance Company


We have audited the accompanying consolidated balance sheet of First Variable Life Insurance Company as of December 31, 1998, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the two years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards required that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of First Variable Life Insurance Company at December 31, 1998, and the consolidated results of its operations and its cash flows for each of the two years in the period ended December 31, 1998, in conformity with accounting principles generally accepted in the United States.

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                          Consolidated Balance Sheets

                          December 31, 1999 and 1998

                       (In thousands, except share data)


                                                              Assets                             1999                    1998
                                                                                              -----------             -----------
Investments:
  Fixed maturities - available-for-sale, at fair value
    (amortized cost:  1999 - $158,248; 1998 - $245,795)                                       $   156,056                 264,741
  Option contracts                                                                                  2,939                   2,279
  Equity securities - at fair value
    (cost:  $684 in 1999 and 1998)                                                                     12                     173
  Policy loans                                                                                        965                     606
                                                                                              -----------             -----------
               Total investments                                                                  159,972                 267,799

Cash and cash equivalents                                                                           3,944                   3,353
Accrued investment income                                                                           3,003                   4,878
Deferred policy acquisition costs                                                                  15,912                  10,481
Value of insurance in force acquired                                                               11,605                  15,089
Property and equipment, less allowance for depreciation
  of $1,106 in 1999 and $836 in 1998                                                                1,023                     574
Goodwill, less accumulated amortization of $767
  in 1999 and $621 in 1998                                                                          2,156                   2,302
Other assets                                                                                          617                     659
Assets held in separate accounts                                                                  304,341                 266,257
                                                                                              -----------             -----------
               Total                                                                          $   502,573                 571,392
                                                                                              ===========             ===========

                                               Liabilities and Stockholder's Equity

Liabilities:
  Future policy benefits for annuity and life products                                        $   119,252                 206,069
  Unearned revenue reserve                                                                            213                     278
  Supplementary contracts without life contingencies                                               20,831                  22,955
  Claim liability                                                                                      66                       -
  Deferred income tax liability                                                                       111                   5,850
  Due to affiliates                                                                                   303                     139
  Other liabilities                                                                                 1,992                   2,149
  Liabilities related to separate accounts                                                        304,341                 266,257
                                                                                              -----------             -----------
               Total liabilities                                                                  447,109                 503,697
                                                                                              -----------             -----------
Stockholder's equity:
   Capital stock, par value $1.00 per share - authorized
     3,500,000 shares, issued and outstanding 2,500,000 shares                                      2,500                   2,500
   Additional paid-in capital                                                                      53,104                  53,104
   Accumulated other comprehensive (loss) income                                                     (909)                  8,195
   Retained earnings                                                                                  769                   3,896
                                                                                              -----------             -----------
               Total stockholder's equity                                                          55,464                  67,695
                                                                                              -----------             -----------
               Total liabilities and stockholder's equity                                     $   502,573                 571,392
                                                                                              ===========             ===========

See accompanying notes to consolidated financial statements.

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                       Consolidated Statements of Income

                 Years ended December 31, 1999, 1998, and 1997

                                (In thousands)

                                                                         1999            1998            1997
                                                                      ----------      ----------      ----------
Revenues:
 Annuity and life product charges                                      $ 4,767           4,026           3,141
 Reinsurance premium                                                       (33)             --              --
 Net investment income                                                  15,108          22,295          22,597
 Realized gains on investments                                           7,209           2,723           1,227
 Other income                                                            3,940           1,576           1,368
                                                                      ----------      ----------      ----------
       Total revenues                                                   30,991          30,620          28,333
                                                                      ----------      ----------      ----------
Benefits and expenses:
 Annuity and life benefits                                              10,208          15,643          14,856
 Underwriting, acquisition, and insurance
  expenses                                                               9,758           9,828           8,313
 Amortization of value of insurance in
  force acquired and deferred policy
  acquisition costs, net                                                13,030           3,473           1,602
 Management fee paid to parent                                             589             480             480
 Other expenses                                                          1,491           1,469           2,610
                                                                      ----------      ----------      ----------
       Total benefits and expenses                                      35,076          30,893          27,861
                                                                      ----------      ----------      ----------
       (Loss) income before Federal income
         tax (benefit) expense                                          (4,085)           (273)            472

 Federal income tax (benefit) expense:
  Current tax                                                               (4)             12              --
  Deferred tax                                                            (954)           (394)            153
                                                                      ----------      ----------      ----------
       Total Federal income tax (benefit) expense                         (958)           (382)            153
                                                                      ----------      ----------      ----------
Net (loss) income                                                      $(3,127)            109             319
                                                                      ==========      ==========      ==========

See accompanying notes to consolidated financial statements.

                     FIRST VARIABLE LIFE INSURANCE COMPANY

          Consolidated Statements of Changes in Stockholder's Equity

                 Years ended December 31, 1999, 1998, and 1997

                                (In thousands)

                                                                                     Accumulated
                                                                Additional              other                           Total
                                                Capital          paid-in            comprehensive       Retained     stockholder's
                                                 stock           capital            income (loss)       earnings        equity
                                                -------         ----------          -------------       --------     -------------
Balance at December 31, 1996                    $ 2,500             53,104                  7,324          3,468            66,396

Net income                                            -                  -                      -            319               319

Net unrealized investment
  gain, net of reclassification
  adjustment                                          -                  -                  1,742              -             1,742
                                                -------         ----------          -------------       --------     -------------
Comprehensive income                                                                                                         2,061
                                                                                                                     -------------
Balance at December 31, 1997                      2,500             53,104                  9,066          3,787            68,457

Net income                                            -                  -                      -            109               109

Net unrealized investment
  loss, net of reclassification
  adjustment                                          -                  -                   (871)             -              (871)
                                                -------         ----------          -------------       --------     -------------
Comprehensive loss                                                                                                            (762)
                                                                                                                     -------------
Balance at December 31, 1998                      2,500             53,104                  8,195          3,896            67,695

Net loss                                              -                  -                      -         (3,127)           (3,127)

Net unrealized investment
  loss, net of reclassification
  adjustment                                          -                  -                 (9,104)             -            (9,104)
                                                -------         ----------          -------------       --------     -------------
Comprehensive loss                                                                                                         (12,231)
                                                                                                                     -------------

Balance at December 31, 1999                    $ 2,500             53,104                   (909)           769            55,464
                                                =======         ==========          =============       ========     =============


See accompanying notes to consolidated financial statements.

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                     Consolidated Statements of Cash Flows

                 Years ended December 31, 1999, 1998, and 1997

                                (In thousands)

                                                   1999        1998       1997
                                                ----------   --------   --------
Operating activities:
     Net (loss) income                          $  (3,127)       109        319
     Adjustments to reconcile net (loss)
        income to net cash provided by
        operating activities:
          Adjustments related to interest-
             sensitive products:
                Annuity and life benefits          10,159     15,643     14,856
                Annuity product charges            (4,767)    (4,026)    (3,141)
          Realized gains on investments            (7,209)    (2,723)    (1,227)
          Policy acquisition costs deferred        (7,492)    (3,665)    (3,208)
          Amortization of deferred policy
             acquisition costs                      4,151        912        594
          Provision for depreciation and
             other amortization                     9,244      2,154        937
          Provision for income taxes               (1,061)      (382)       153
          Other                                     1,955        482      3,560
                                                ---------    -------    -------
               Net cash provided by operating
                  activities                        1,853      8,504     12,843
                                                ---------    -------    -------
Investing activities:
     Sale, maturity, or repayment of fixed
        maturity investments                      111,503     61,253     24,657
     Acquisition of fixed maturities              (16,696)   (29,074)   (19,142)
     Acquisition of option contracts                 (660)    (1,223)      (963)
     Policy loans and other                        (1,078)      (840)      (267)
                                                ---------    -------    -------
               Net cash provided by investing
                  activities                       93,069     30,116      4,285
                                                ---------    -------    -------
Financing and other miscellaneous activities:
     Receipts from interest-sensitive products
        credited to policyholder account
        balances                                   72,176     58,317     64,181
     Return of policyholder account balances
        on interest-sensitive products           (166,507)   (96,613)   (80,713)
                                                ---------    -------    -------
               Net cash used in financing
                  and other miscellaneous
                  activities                      (94,331)   (38,296)   (16,532)
                                                ---------    -------    -------
               Net increase in cash and
                  cash equivalents                    591        324        596

Cash and cash equivalents at beginning of year      3,353      3,029      2,433
                                                ---------    -------    -------
Cash and cash equivalents at end of year        $   3,944      3,353      3,029
                                                =========    =======    =======

See accompanying notes to consolidated financial statements.

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                          December 31, 1999 and 1998


(1)  Significant Accounting Policies

     Organization and Nature of Business

     First Variable Life Insurance Company (the Company), a life insurance company domiciled in the State of Arkansas, is a wholly-owned subsidiary of ILona Financial Group, Inc. (ILona) (previously Irish Life of North America, Inc.). ILona is a subsidiary of Irish Life plc located in Dublin, Ireland. During 1999 Irish Life plc merged with Irish Permanent plc to form Irish Life & Permanent plc.

     The Company is licensed in 49 states and sells variable and fixed annuity products and variable universal life products through regional wholesalers and insurance brokers.

     Consolidation

     The consolidated financial statements include the Company and its wholly-owned subsidiaries, First Variable Advisory Services Corp. and First Variable Capital Services, Inc. All significant intercompany transactions have been eliminated.

     Investments

          Fixed Maturities and Equity Securities

          Fixed-maturity securities (bonds) are categorized as "available-for-sale," and as a result, are reported at fair value, with unrealized gains and losses on these securities included directly in accumulated other comprehensive income in stockholder's equity, net of certain adjustments (see note 3).

          Option contracts are carried at unamortized premium paid for the contract adjusted for changes in their intrinsic value resulting from movements in the S&P 500 index. Changes in the intrinsic value are credited to investment income.

          Policy loans are carried at unpaid principal balances.

          Premiums and discounts on investments are amortized or accreted using methods which result in a constant yield over the securities' expected lives. Amortization or accretion of premiums and discounts on mortgage and asset-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

          Equity securities (common stocks) are reported at fair value. The change in unrealized gain and loss of equity securities (net of related deferred income taxes, if any) is included directly in accumulated other comprehensive income in stockholder's equity.

     Realized Gains and Losses on Investments

     The carrying values of all the Company's investments are reviewed on an ongoing basis for credit deterioration, and if this review indicates a decline in market value that is other than temporary, the Company's carrying value in the investment is reduced to its estimated realizable value (the sum of the estimated nondiscounted cash flows) and a specific write-down is taken. Such reductions in

                                       6                             (Continued)

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                          December 31, 1999 and 1998


     carrying value are recognized as realized losses and charged to income. Realized gains and losses on sales are determined on the basis of specific identification of investments.

     Cash and Cash Equivalents

     For purposes of the consolidated statements of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

     Deferred Policy Acquisition Costs and Value of Insurance in Force Acquired

     To the extent recoverable from future policy revenues and gross profits, certain costs of acquiring new insurance business, principally commissions and other expenses related to the production of new business, have been deferred. The value of insurance in force acquired is an asset that arose at the date the Company was acquired by ILona. The initial value was determined by an actuarial study using expected future gross profits as a measurement of the net present value of the insurance acquired.

     For variable universal life insurance and investment products, these costs are being amortized generally in proportion to expected gross profits from surrender charges and investment, mortality, and expense margins. That amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains and losses) to be realized from a group of products are revised.

     Property and Equipment

     Property and equipment are reported at cost, less allowances for depreciation. Depreciation expense is computed primarily using the straight-line method over the estimated useful lives of the assets.

     Goodwill

     Goodwill represents the excess of the fair value of assets exchanged over the net assets acquired at the date the Company was acquired by ILona. Goodwill is being amortized on a straight-line basis over a period of twenty years.

     The carrying value of goodwill is regularly reviewed for indication of impairment in value which, in the view of management, are other than temporary. If facts and circumstances suggest that goodwill is impaired, the Company will assess the fair value of the underlying business and reduce goodwill to an amount that results in the book value of the underlying business approximating fair value. The Company has not recorded any such write-downs of goodwill.

     Future Policy Benefits

     Future policy benefit reserves for annuity and variable universal life products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances. Interest crediting rates for annuity products ranged from 3.0% to 10% in 1999, and 3.0% to 7.0% in 1998.

                                       7                             (Continued)

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                          December 31, 1999 and 1998


     Deferred Income Taxes

     Deferred income taxes or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred income tax expenses or credits are based on the changes in the related asset or liability from period to period.

     Separate Accounts

     The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered, principally for the benefit of certain policyholders who bear the investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of income.

     Recognition of Premium Revenues and Costs

     Revenues for annuity and variable universal life products consist of policy charges for the cost of insurance, administration charges, and surrender charges assessed against policyholder account balances during the period. Expenses related to these products include interest credited to policyholder account balances and benefit claims incurred in excess of policyholder account balances.

     Approximately 60% of the direct business written (as measured by premiums received) during the period ended December 31, 1999 was written through two broker dealers. Approximately 35% and 42% of the direct business written during the periods ended December 31 1998 and 1997, respectively, were written through three broker dealers. Direct premiums are not concentrated in any geographical area.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Significant estimates and assumptions are utilized in the calculation of deferred policy acquisition costs, policyholder liabilities and accruals, postretirement benefits, guaranty fund assessment accruals, and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the consolidated financial statements.

                                       8                             (Continued)

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                          December 31, 1999 and 1998


          Comprehensive Income

          As of January 1, 1998, the Company adopted Statement of Financial Accounting Standards (SFAS), No. 130, Reporting Comprehensive Income. SFAS 130 establishes new rules for the reporting and display of comprehensive income and its components; however, the new standard has no impact on the Company's net income or stockholder's equity. SFAS 130 requires unrealized gains or losses on the Company's available-for-sale securities, which prior to the adoption were reported separately in stockholder's equity, to be included in other comprehensive income. Prior year financial statements have been reclassified to conform to the requirements of SFAS 130.

          Pending Accounting Standards

          In June 1998, the Financial Accounting Standards Board issued SFAS No. 133, Accounting for Derivatives Instruments and for Hedging Activities, effective for years beginning after June 15, 1999. SFAS No. 133 requires all derivatives to be recorded on the balance sheet at estimated fair value and it will broaden the definition of derivative instruments to include all classes of financial assets and liabilities. It will also require separate disclosure of identifiable derivative instruments embedded in hybrid securities. The change in fair value is to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designed as part of a hedge transaction and, if it is, on the type of hedge transaction.

          In June 1999, the FASB issued SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of SFAS No. 133. SFAS No. 137 defers for one year the effective date of SFAS 133. The Company does not anticipate any material impact of adopting SFAS No. 133.

          Reclassification

          Certain reclassifications have been made to the 1998 and 1997 financial statements to conform to the 1999 presentation.

(2)  Fair Values of Financial Instruments

     SFAS 107, Disclosures About Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the consolidated balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS 107 also excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented herein are limited by each of these factors and do not purport to represent the underlying value of the Company.

                                       9                             (Continued)

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                          December 31, 1999 and 1998


     The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

          Fixed-Maturity Securities: Fair values of fixed-maturity securities have been determined by the Company's outside investment manager and are based on quoted market prices, when available, or price matrices for securities which are not actively traded, developed using yield data and other factors relating to instruments or securities with similar characteristics.

          Option Contacts: The fair values for option contracts are based on settlement values and quoted market prices of comparable instruments. Similar characteristics are aggregated for the purpose of the calculations.

          Equity Securities: The fair values for equity securities are based on quoted market prices.

          Policy Loans: The Company has not determined the fair values associated with its policy loans, as management believes any differences between the Company's carrying value and the fair values afforded these instruments are immaterial to the Company's financial position and, accordingly, the cost to provide such disclosure would exceed the benefit derived. At December 31, 1999 and 1998, the interest rate related to the outstanding policy loans ranges between 4% and 6%.

          Cash and Cash Equivalents: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

          Assets and Liabilities of Separate Accounts: Separate account assets and liabilities are reported at estimated fair value in the Company's consolidated balance sheets.

          Future Policy Benefits for Annuity and Life Products and Supplementary Contracts Without Life Contingencies: Fair values of the Company's liabilities under contracts not involving significant mortality or morbidity risks (principally deferred annuities) are stated at the policyholder account value. The Company is not required to and has not estimated fair value of its liabilities under other contracts.

                                      10                             (Continued)

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                          December 31, 1999 and 1998


The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of SFAS 107 at December 31, 1999 and 1998:

                                                            1999                                  1998
                                             ----------------------------------    ----------------------------------
                                                Carrying             Fair             Carrying             Fair
                                                  value              value              value              value
                                             ---------------    ---------------    ---------------    ---------------
                                                                           (In thousands)

Assets:
   Fixed maturities -
     available-for-sale                      $       156,056            156,056            264,741            264,741
   Option contracts                                    2,939              2,939              2,279              2,279
   Equity securities                                      12                 12                173                173
   Policy loans                                          965                965                606                606
   Cash and cash equivalents                           3,944              3,944              3,353              3,353
   Assets held in separate
     accounts                                        304,341            304,341            266,257            266,257
                                             ===============    ===============    ===============    ===============

Liabilities:
   Future policy benefits for
     annuity and life products               $       119,252            119,252            206,069            206,069
   Supplementary contracts
     without life contingencies                       20,831             20,831             22,955             22,955
   Liabilities related to separate
     accounts                                        304,341            304,341            266,257            266,257
                                             ===============    ===============    ===============    ===============

                                                                     (Continued)

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                          December 31, 1999 and 1998


(3)  Investments

     Fixed Maturities and Equity Securities

     The following tables contain amortized costs and fair value information on fixed maturities (bonds) and equity securities (commons stocks) at December 31, 1999 and 1998:

                                                                                 1999
                                                 -------------------------------------------------------------------
                                                      Cost or           Gross            Gross
                                                     amortized        unrealized       unrealized          Fair
                                                       cost             gains            losses            value
                                                 ---------------   --------------   --------------   ---------------
                                                                            (In thousands)

Fixed maturities - available-for-sale:
    United States government
      and agencies:
        Mortgage and asset-
          backed securities                      $        15,278              627              160            15,745
        Other                                              3,943               40               53             3,930
    State, municipal, and
      other governments                                    2,001                9               --             2,010
    Public utilities                                      29,233              819              484            29,568
    Industrial and miscellaneous                         107,793            1,124            4,114           104,803
                                                 ---------------   --------------   --------------   ---------------

      Total fixed maturities -
        available-for-sale                       $       158,248            2,619            4,811           156,056
                                                 ===============   ==============   ==============   ===============

Equity securities                                $           684               --              672                12
                                                 ===============   ==============   ==============   ===============

                                                                     (Continued)

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                          December 31, 1999 and 1998


                                                                                 1998
                                                 -------------------------------------------------------------------
                                                      Cost or           Gross            Gross
                                                     amortized        unrealized       unrealized          Fair
                                                       cost             gains            losses            value
                                                 ---------------   --------------   --------------   ---------------
                                                                            (In thousands)
Fixed maturities - available-for-sale:
    United States government
      and agencies:
        Mortgage and asset-
          backed securities                      $           996               15               --             1,011
        Other                                             20,025            1,717                9            21,733
    State, municipal, and
      other governments                                    3,987              252               --             4,239
    Public utilities                                      59,463            7,622                7            67,078
    Industrial and miscellaneous                         161,324           10,041              685           170,680
                                                 ---------------   --------------   --------------   ---------------

      Total fixed maturities -
        available-for-sale                       $       245,795           19,647              701           264,741
                                                 ===============   ==============   ==============   ===============

Equity securities                                $           684               --              511               173
                                                 ===============   ==============   ==============   ===============


The amortized cost and fair value of the Company's portfolio of fixed-maturity securities at December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                    Estimated
                                                                                 Amortized           market
                                                                                   cost               value
                                                                             ---------------    ---------------
                                                                                        (In thousands)
Due in one year or less                                                      $         8,183              8,209
Due after one year through five years                                                 69,810             68,624
Due after five years through ten years                                                27,539             25,722
Due after ten years                                                                   37,438             37,756
Mortgage and asset-backed securities                                                  15,278             15,745
                                                                             ---------------    ---------------

                                                                             $       158,248            156,056
                                                                             ===============    ===============

                                                                     (Continued)

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                          December 31, 1999 and 1998



The unrealized gain or loss on fixed-maturity and equity securities available-for-sale is reported as accumulated other comprehensive income, reduced by adjustments to deferred policy acquisition costs and value of insurance in force acquired that would have been required as a charge or credit to income had such amounts been realized, and reduced by a provision for deferred income taxes. Net unrealized investment gains that are recorded as accumulated other comprehensive income were comprised of the following:

                                                                                          December 31,
                                                                              ---------------------------------
                                                                                    1999               1998
                                                                              --------------     --------------
                                                                                        (In thousands)

Unrealized (loss) gain on fixed-maturity and equity securities
     available-for-sale                                                       $       (2,864)            18,435

Adjustments for assumed changes in amortization pattern of:
     Deferred policy acquisition costs                                                   518             (1,572)
     Value of insurance in force acquired                                                948             (4,446)
Deferred income tax liability                                                            489             (4,222)
                                                                              --------------     --------------

          Net unrealized investment (loss) gain                               $         (909)             8,195
                                                                              ==============     ==============

Net Investment Income

Components of net investment income are as follows:

                                                                                Year ended December 31,
                                                                ----------------------------------------------------
                                                                     1999               1998               1997
                                                                --------------     --------------     --------------
                                                                                    (In thousands)

Income from:
     Fixed maturities                                           $       14,473             21,181             22,183
     Cash and cash equivalents                                             172                155                225
     Option contracts                                                      660              1,118                408
     Policy loans                                                           33                 37                 --
     Other                                                                   8                 --                 --
                                                                --------------     --------------     --------------

                                                                        15,346             22,491             22,816

Less investment expenses                                                  (238)              (196)              (219)
                                                                --------------     --------------     --------------

         Net investment income                                  $       15,108             22,295             22,597
                                                                ==============     ==============     ==============

                                      14                             (Continued)

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                          December 31, 1999 and 1998


     Realized and Change in Unrealized Gains and Losses

     Realized gains (losses) and the change in unrealized gain (loss) on investments are summarized below:

                                                                               Year ended December 31,
                                                                ----------------------------------------------------
                                                                      1999              1998               1997
                                                                ---------------    --------------     --------------
                                                                                    (In thousands)

Realized gain -
     Fixed maturities                                           $         7,209             2,723              1,227
                                                                ===============    ==============     ==============

Change in unrealized:
     Fixed maturities                                                   (21,138)           (1,576)             4,632
     Equity securities                                                     (161)             (652)               134
                                                                ---------------    --------------     --------------

          Change in unrealized (loss)
               gain on investments                              $       (21,299)           (2,228)             4,766
                                                                ===============    ==============     ==============

                                                                     (Continued)

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                          December 31, 1999 and 1998


An analysis of sales, maturities, and principal repayments of the Company's fixed maturities portfolio for the years ended December 31, 1999, 1998, and 1997 is as follows:

                                                                                   1999
                                                    ----------------------------------------------------------------
                                                                          Gross           Gross
                                                       Amortized         realized        realized
                                                          cost            gains           losses          Proceeds
                                                    --------------    ------------    ------------    --------------
                                                                              (In thousands)


Scheduled principal repayments and calls            $       28,387           2,051               4            30,434
Sales                                                       75,907           5,431             269            81,069
                                                    --------------    ------------    ------------    --------------

                                                    $      104,294           7,482             273           111,503
                                                    ==============    ============    ============    ==============

                                                                                   1998
                                                    ----------------------------------------------------------------
                                                                          Gross           Gross
                                                       Amortized         realized        realized
                                                          cost            gains           losses          Proceeds
                                                    --------------    ------------    ------------    --------------
                                                                              (In thousands)


Scheduled principal repayments and calls            $       29,801             909               1            30,709
Sales                                                       28,729           1,861              46            30,544
                                                    --------------    ------------    ------------    --------------

                                                    $       58,530           2,770              47            61,253
                                                    ==============    ============    ============    ==============

                                                                                   1997
                                                    ----------------------------------------------------------------
                                                                          Gross           Gross
                                                       Amortized         realized        realized
                                                          cost            gains           losses          Proceeds
                                                    --------------    ------------    ------------    --------------
                                                                              (In thousands)


Scheduled principal repayments and calls            $       11,636             447              --            12,083
Sales                                                       11,795             851              72            12,574
                                                    --------------    ------------    ------------    --------------

                                                    $       23,431           1,298              72            24,657
                                                    ==============    ============    ============    ==============

Income taxes during the years ended December 31, 1999, 1998, and 1997 include a provision of $1,613,000, $926,000, and $416,000, respectively, for the tax effect of realized gains.

                                      16                             (Continued)

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                          December 31, 1999 and 1998


     Other

     At December 31, 1999 and 1998, fixed maturities with a carrying value of $8,017,000 and $8,894,000, respectively, were held on deposit with state agencies to meet regulatory requirements.

     No investment in any person or its affiliates (other than bonds issued by agencies of the United States Government) exceeded 10% of stockholder's equity at December 31, 1999.

     The Company has acquired call option contracts relating to its equity-indexed annuity product to hedge increases in the S&P 500 index. The options are purchased concurrently with the issuance of these annuity contracts and expire, if not utilized, at the end of the annuities' term. The Company pays, at the beginning of the option contract, a premium for transferring the risk of unfavorable changes in the S&P 500 index.

     Concentrations of Credit Risk

     The Company's investment in public utility bonds at December 31, 1999 represents 18% of total investments and 6% of total assets. The holdings of public utility bonds are widely diversified and all issues met the Company'' investment policies and credit standards when purchased.

                                      17                             (Continued)

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                          December 31, 1999 and 1998


(4)  Comprehensive Income


     A summary of the net unrealized gain (loss) recognized in other comprehensive income is as follows:

                                                                               Year ended December 31,
                                                               ----------------------------------------------------
                                                                    1999               1998               1997
                                                               --------------     --------------     --------------
                                                                                   (In thousands)

Other comprehensive income:
   Net unrealized (loss) gain arising during
      the year, net of taxes of $5,662,
      ($166), and ($2,020), respectively                       $      (10,926)               315              3,970
   Reclassification adjustment, net of taxes
      of $1,608, $926, and $416, respectively                          (3,103)            (1,797)              (811)
                                                               --------------     --------------     --------------

                                                                      (14,029)            (1,482)             3,159
                                                               --------------     --------------     --------------

   Adjustments:
      Deferred policy acquisition costs, net
      of taxes of $715, $70, and
         ($195) respectively                                            1,375                138               (385)
    Value of insurance in force acquired,
        net of taxes of $1,844, $238,
        and ($525), respectively                                        3,550                473             (1,032)
                                                               --------------     --------------     --------------

                                                                        4,925                611             (1,417)
                                                               --------------     --------------     --------------

           Net unrealized (loss) gain recognized
              in other comprehensive income                    $       (9,104)              (871)             1,742
                                                               ==============     ==============     ==============


                                      18                             (Continued)

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                          December 31, 1999 and 1998



(5)  Value of Insurance in Force Acquired

     The value of insurance in force acquired is an asset that represents the present value of future profits on business acquired. An analysis of the value of insurance in force acquired for the years ended December 31, 1999, 1998, and 1997 is as follows:

                                                                               Year ended December 31,
                                                               ----------------------------------------------------
                                                                     1999               1998               1997
                                                               --------------     --------------     --------------
                                                                                   (In thousands)

     Excluding impact on net unrealized investment gains and
        losses:
           Balance at beginning of year                        $       19,535             22,096             23,094
           Accretion of interest during the year                        1,289              1,457              1,582
           Amortization of asset                                      (10,167)            (4,018)            (2,580)
                                                               --------------     --------------     --------------

     Balance prior to impact of net unrealized investment
        gains and losses                                               10,657             19,535             22,096

     Impact of net unrealized investment losses and gains                 948             (4,446)            (5,157)
                                                               --------------     --------------     --------------
     Balance at end of year                                    $       11,605             15,089             16,939
                                                               ==============     ==============     ==============

     During the year ended December 31, 1999, the amortization of value of insurance in force acquired was increased by $3,900,000 due to gains realized on securities sold supporting the acquired block of business. The interest crediting rate applied to the value of insurance in force is 6.6% in 1999 and 1998 and 6.9% in 1997. Amortization of the value of insurance in force acquired for the next five years ending December 31 is expected to be as follows: 2000 - $898,000; 2001 - $903,000; 2002 - $788,000; 2003 -
     $774,000; and 2004 - $718,000.

                                      19                             (Continued)

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                          December 31, 1999 and 1998


(6)  Deferred Policy Acquisition Costs

     Deferred policy acquisition costs is an asset which represents the deferral of costs which vary with and directly relate to the production of new business. An analysis of deferred acquisition costs for the years ended December 31, 1999, 1998, and 1997 is as follows:

                                                                               Year ended December 31,
                                                               ----------------------------------------------------
                                                                    1999               1998               1997
                                                               --------------     --------------     --------------
                                                                                   (In thousands)
     Excluding impact on net unrealized investment gains and
        losses:
           Balance at beginning of year                        $       12,053              9,300              6,686
           Capitalization's during the year                             7,492              3,665              3,208
           Net amortization of asset                                   (4,151)              (912)              (594)
                                                               --------------     --------------     --------------
        Balance prior to impact of net unrealized investment
           gains and losses                                            15,394             12,053              9,300
        Impact of net unrealized investment losses and gains              518             (1,572)            (1,780)
                                                               --------------     --------------     --------------
        Balance at end of year                                 $       15,912             10,481              7,520
                                                               ==============     ==============     ==============

     During the year ended December 31, 1999, the amortization of deferred policy acquisition costs was increased by $200,000 due to gains realized on securities sold supporting the acquired block of business. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

                                      20                             (Continued)

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                          December 31, 1999 and 1998



(7)  Federal Income Taxes

     The Company and its subsidiaries each file separate federal income tax returns. Income tax (benefit) expense is included in the consolidated financial statements as follows:

                                                                                Year ended December 31,
                                                                  -------------------------------------------------
                                                                       1999              1998             1997
                                                                  -------------     -------------     -------------
                                                                                    (In thousands)

     Income tax (benefit) expense in consolidated statements
        of income on income before income tax (benefit)
        expense                                                   $        (958)             (382)              153

     Tax (benefit) expense in consolidated statements of
        changes in stockholder's equity -
           Amounts attributable to change in accumulated
              other comprehensive income during year -
              deferred                                                   (4,711)             (438)              887
                                                                  -------------     -------------     -------------
                                                                  $      (5,669)             (820)            1,040
                                                                  =============     =============     =============

     The effective tax rate on income (loss) before income tax (benefit) expense is different from the prevailing federal income tax rate as follows:

                                                                                 Year ended December 31,
                                                                    ----------------------------------------------
                                                                         1999            1998             1997
                                                                    -------------    ------------     ------------
                                                                                     (In thousands)

     (Loss) income before income tax (benefit) expense              $      (4,085)           (273)             472
                                                                    =============    ============     ============
     Income tax (benefit) expense at federal statutory rate
        (35% 1999, 34% 1998 and 1997)                                      (1,430)            (93)             160
     Tax effect increase (decrease) of - other                                472            (289)              (7)
                                                                    -------------    ------------     ------------
     Income tax (benefit) expense                                   $        (958)           (382)             153
                                                                    =============    ============     ============

                                      21                             (Continued)

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                          December 31, 1999 and 1998


     Deferred income taxes have been established by the Company and its subsidiaries based on the temporary differences, the reversal of which will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled, within each entity. The tax effect of temporary differences giving rise to the Company's deferred income tax assets and liabilities at December 31, 1999 and 1998 is as follows:

                                                                                 1999                 1998
                                                                           ----------------     ----------------
                                                                                        (In thousands)
     Deferred tax assets:
        Future policy benefits                                             $          2,958                2,342
        Operating loss carryforwards                                                  1,092                2,406
        Unrealized depreciation on investments                                          202                   --
        Value of insurance in force acquired                                            188                   --
        Other                                                                           216                  163
                                                                           ----------------     ----------------
                                                                                      4,656                4,911
                                                                           ----------------     ----------------
     Deferred tax liabilities:
        Unrealized appreciation on investments                                           --               (5,031)
        Deferred policy acquisition costs                                            (4,320)              (3,247)
        Value of insurance in force acquired                                             --               (2,090)
        Other                                                                          (447)                (393)
                                                                           ----------------     ----------------
                                                                                     (4,767)             (10,761)
                                                                           ----------------     ----------------
           Net deferred tax liability                                      $           (111)              (5,850)
                                                                           ================     ================

     Based upon the Company's historical earnings, future expectations of adjusted taxable income, as well as reversing gross deferred tax liabilities, the Company believes it is more likely than not that gross deferred tax assets will be fully realized and that a valuation allowance with respect to the realization of the total gross deferred tax assets is not necessary.

     The Company has Federal net operating loss carryforwards reportable on its Federal tax return aggregating $3,119,000 at December 31, 1999 which expire from 2009 to 2012. The Company has a Federal income tax recoverable amount at December 31, 1999 of $20,000.

(8)  Retirement and Compensation Plans

     Substantially all full-time employees of the Company are covered by a noncontributory defined benefit pension plan sponsored by ILona. The benefits are based on years of service and the employee's compensation. In addition, effective January 1, 1996 ILona adopted a nonqualified supplemental plan to provide benefits in excess of limitations established by the Internal Revenue Code (the Code). The Company records its required contributions as pension expense related to these plans. Contributions made to the plan during the years ended December 31, 1999, 1998, and 1997 were not significant.

     Employees of the Company also are eligible to participate in a contributory defined contribution plan sponsored by ILona which is qualified under section 401(k) of the Code. The plan covers substantially all full-time employees of the Company. Employees can contribute up to 15% of their annual salary

                                      22                             (Continued)

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                          December 31, 1999 and 1998


     (with a maximum contribution of $10,000 in 1999) to the plan. The Company contributes an additional amount, subject to limitations, based on the voluntary contribution of the employee. Further, the plan provides for additional employer contributions based on the discretion of the Board of Directors of ILona. Pension expense related to this plan was $87,000, $77,000, and $37,000 for the years ended December 31, 1999, 1998, and 1997, respectively.

     The Company also has certain other benefit and incentive plans. These plans are considered immaterial to the consolidated financial statements.

 (9) Stockholder's Equity - Statutory Limitations on Dividend

     The ability of the Company to pay dividends to ILona is restricted due to the fact that prior approval of insurance regulatory authorities is normally required for payment of dividends to the stockholder which exceed an annual limitation. During 2000, this annual limitation aggregates to $2.857,000; however, pursuant to a directive received from the Arkansas Insurance Department in 1991, any proposed payment of a dividend currently requires its approval. Also, the amount ($24,000,000 at December 31, 1999) by which stockholder's equity stated in conformity with generally accepted accounting principles exceeds statutory capital and surplus as reported is restricted and cannot be distributed.

     Net income (loss) for the Company, as determined in accordance with statutory accounting practices, was $222,000, ($2,466,000), and ($1,240,000) for the years ended December 31, 1999, 1998, and 1997, respectively. Total statutory capital and surplus was $31,068,000 at December 31, 1999 and $30,451,000 at December 31, 1998.

(10) Commitments and Contingencies

     The Company leases it home office space and certain other equipment under operating leases which run through 2002. During 1998, the Company moved to its current location and subleased its previous office space. Rent received under the sublease agreement is netted against rent expense in 1999 and 1998. During the years ended December 31, 1999, 1998, and 1997, rent expense totaled $387,000, $361,000, and $228,000, respectively. At December 31, 1999 minimum rental payments due under all noncancelable operating leases, including the lease agreement on the Company's previous office space, with initial terms of one year or more are:

               Year ending
               December 31
               --------------
               (In thousands)

                2000                         $665
                2001                          302
                                             ----

                                             $967
                                             ====

     The Company is periodically subject to various lawsuits which arise in the ordinary course of business. At December 31, 1999 the Company was not involved in any such litigation.

     Assessments are, from time to time, levied on the Company by life and health guaranty associations in most states in which the Company is licensed to cover losses of policyholders of insolvent or rehabilitated companies. In some states, these assessments can be partially recovered through a

                                      23                             (Continued)

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                          December 31, 1999 and 1998


     reduction in future premium taxes. Assessments have not been material to the Company's financial statements in the past. However, the economy and other factors have caused a number of failures of substantially larger companies since that time.

     The American Institute of Certified Public Accountants issued Statement of Position 97-3 (SOP 97-3), "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments," which requires the accrual of guaranty fund assessments. SOP 97-3 is effective beginning January 1, 1999. The Company has recorded a liability of $165,000 at December 31, 1999 for future payments of guarantee assessments, Which was charged to underwriting, acquisition, and insurance expenses in the consolidated statements of income.

(11) Related Party Transactions

     The Company has a management agreement with ILona to provide for certain management services. Amounts paid by the Company pursuant to this agreement were $589,000 and $480,000 in 1999 and 1998, respectively. In addition, an expense allocation agreement was entered into with Interstate Assurance Company, a subsidiary of ILona, to provide for certain administrative functions. Amounts paid during 1999, 1998, and 1997 by the Company pursuant to this agreement were $684,000, $506,000, and $504,000, respectively.

                                      24                             (Continued)

                     FIRST VARIABLE LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                          December 31, 1999 and 1998


(12) Transfer of Block of Business

     In 1999, the Company transferred a block of its deferred annuity business relating to the State of Arkansas Deferred Compensation Plan. Fixed reserves of $74,205,000 were transferred to AUSA Life, and bonds with a book value of $70,647,000 were sold to fund this transfer. Separate account assets and liabilities totaling $41,117,000 were also transferred to AUSA Life.

     The effect on the consolidated statements of income from this transaction is as follows:

                                                        Year Ended
                                                       December 31,
                                                           1999
                                                     ----------------
                                                      (In thousands)
          Revenues:
               Realized gains on investments              $  4,978
               Other income                                  2,206
                                                          --------
                    Total revenues                           7,184

          Benefits and expenses:
               Amortization of value of insurance
                    in force acquired and deferred
                    policy acquisition costs                 4,100
                                                          --------

                    Income before income tax expense         3,084
          Income tax expense                                 1,079
                                                          --------
                    Net income                            $  2,005
                                                          ========

(13) Relocation of Company

     In December 1997, management decided to relocate the operations of the Company from Boston to Illinois. As a result, at December 31, 1997, the Company accrued a liability of $1,200,000, which relates to benefits for involuntarily terminated employee and certain other costs, including office and other lease cancellations and write-down of furniture and equipment. The relocation was substantially completed in June 1998.

(14) Year 2000 Issue (Unaudited)

     Like other financial and business organizations around the world, the Company could have been adversely affected if its computer systems and those of its service providers did not properly process and calculate date-related information and data from and after January 1, 2000. The Company did not experience any problems related to the year 2000 issue.

                         FIRST VARIABLE ANNUITY FUND E

                                    PART C

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

a) Financial Statements of First Variable Annuity Fund E and First Variable Life Insurance Company

(b)  Exhibits
     --------

     1. Resolution of Board of Directors for the Company authorizing the establishment of the Separate Account (1)

     2.     Not Applicable

     3.(a)  Form of Principal Underwriter's Agreement (2)
       (b)  Form of Broker-Dealer Agreement (2)
       (c)  Specimen Broker-Dealer Supervisory and Selling Agreement (3)

     4.(a) Individual Flexible Purchase Payment Deferred Variable Annuity Contract (4)
       (b) Individual Flexible Purchase Payment Deferred Variable Annuity Riders (5); Estate Protector Death Benefit Rider (9)

     5.     Application for Variable Annuity (4)

     6.(a)  Articles of Incorporation of First Variable Life Insurance Company
            (1)
       (b)  By-laws of First Variable Life Insurance Company  (2)

     7.     Not Applicable

     8.(a) Form of Fund Participation Agreement with Variable Investors Series Trust; Form of Fund Participation Agreement with Federated Insurance Series (3); Form of Fund Participation Agreements with AIM Variable Insurance Funds, Inc., et al: American Century Investment Management, Inc.; Deutsche Asset Management VIT Funds (formerly known as BT Insurance Funds, et al); Federated Insurance Series; Lord Abbett Series Fund, Inc., et al; MFS Variable Insurance Trust, et al; and Templeton Variable Products Series Fund, et al. (6)

       (b) Form of Fund Participation Agreements with Fidelity Variable Insurance Products Fund; Fidelity Variable Insurance Products Funds II; Fidelity Variable Insurance Products Funds III; and Seligman Portfolios, Inc. (10)

     9.(a)  Consent of Counsel,  First Variable Life Insurance Company (7)
       (b)  Consent of Blazzard, Grodd & Hasenauer, P.C. (7)

     10.    Consent of KPMG LLP Independent Auditors (9)
            Consent of Ernst & Young LLP Independent Auditors (9)
     11.    Not Applicable

     12.    Not Applicable

     13.    Calculation of Performance Information (9)

     14.    Not Applicable

     15. Powers of Attorney (8) - of the following individuals appointing John M. Soukup their attorney-in-fact to act for them in their capacities as Directors of the Company or otherwise, to do all things necessary to comply with the provisions and intent of the Securities Act of 1933 and the Investment Company Act of 1940 with respect to variable life insurance policies and variable annuity contracts:

               Ronald M. Butkiewicz     Shane W. Gleeson    Philip R. O'Connor
               Michael J. Corey         Jeff S. Liebmann
               Michael R. Ferrari       Kenneth R. Meyer


(1) Incorporated by reference to the Registrant's Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (Registration No. 33-86738) filed electronically with the Securities and Exchange Commission on or about April 27, 1998.

(2) Incorporated by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of First Variable Life Insurance Company Separate Account VL, filed electronically with the Securities and Exchange Commission on November 15, 1996 (File No. 333-05053).

(3) Incorporated by reference to the Registrant's Form N-4 Registration Statement (Registration No. 333-12197)filed electronically with the Securities and Exchange Commission on September 14, 1996.

(4) Incorporated by reference to the Registrant's Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (Registration No. 333-12197) filed electronically with the Securities and Exchange Commission on April 27, 1998.

(5) Incorporated by reference to the Registrant's Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (Registration No. 333-86733) filed electronically with the Securities and Exchange Commission on April 30, 1999.

(6) Incorporated by reference to the Registrant's Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (Registration No. 333-12197) filed electronically with the Securities and Exchange Commission on April 27, 1999.

(7) Incorporated by reference to the Registrant's Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (Registration No. 33-86738) filed electronically with the Securities and Exchange Commission on April 27, 1998.

(8) Incorporated by reference to the Post-Effective Amendment No. 1 to the Form S-6 Registration Statement of First Variable Life Insurance Company Separate Account VL, filed electronically with the Securities and Exchange Commission on or about April 27, 1998 (Registration No. 333-19193).

(9)  Filed herewith.


(10) Incorporated by Reference to the Registant's Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (Registration No. 333-12197) filed electronically with the Securities and Exchange Commission on or about April 28, 2000.

ITEM 25.  OFFICERS AND DIRECTORS OF DEPOSITOR
--------  -----------------------------------

The following are the Directors and Executive Officers of First Variable Life Insurance Company. Unless otherwise noted, our directors are located at 2211 York Road, Suite 202, Oak Brook, Illinois 60523 and all our executive officers are located at 2122 York Road, Suite 300, Oak Brook, Illinois 60523.

Directors
Ronald M. Butkiewicz, Chairman.
Michael J. Corey - 401 East Host Drive. Lake Geneva, WI 53147.
Norman A. Fair
Michael R. Ferrari, Texas Christian University, P.O. Box 297080, Ft. Worth, TX 76219
Shane W. Gleeson
Jeff S. Liebmann, Esq., 1301 Avenue of the Americas
New York, NY 10019
Kenneth R. Meyer, Lincoln Capital Management Co., 200 South Wacker Dr., Suite 2100, Chicago, IL 60606
Philip R. O'Connor, President of NEV Midwest, LLC 111 West Washington, Suite 1247, Chicago, IL 60602
Clark Ramsey

Executive Officer & Director
John M. Soukup, President

Other Executive Officers
David L. Anders, Senior Vice President, Sales
Steven J. Horn, Senior Vice President and Chief Operations Officer Jeffery K. Hoelzel, Vice President, General Counsel & Secretary
Christopher S. Harden, Vice President & Treasurer
Martin Sheerin, Vice President & Chief Actuary.
Kari Stanway, Vice President


ITEM 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
--------  -------------------------------------------------------------------
          REGISTRANT.
          ----------

Incorporated by reference to Registrant's Post-Effective Amendment No. 5 to the Form N-4 Registration Statement, filed electronically with the Securities and Exchange Commission on or about April 27, 2000. (File Nos. 333-12197 and 811-
4092).

ITEM 27.  NUMBER OF CONTRACT OWNERS
--------  -------------------------

As of March 31, 2000, there were 246 Owners of Qualified Contracts and 327Owners of Non-Qualified Contracts.

ITEM 28.  INDEMNIFICATION
--------  ---------------

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors and officers and controlling persons of the Registrant, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER
--------  ---------------------

(a) First Variable Capital Services, Inc. ("FVCS") is the principal underwriter for the Contracts and for the following investment companies:

First Variable Annuity Fund A
Separate Account VL of First Variable Life Insurance Company

(b) The following persons are directors and officers of FVCS. Unless otherwise noted, FVCS directors and officers are located at 2122 York Road, Suite 300, Oak Brook, Illinois 60523:

Name and Principal Business Address    Positions and Offices with Underwriter
-----------------------------------    --------------------------------------
Norman A. Fair                         Director
2211 York Road, Suite 202
Oak Brook, IL 60523

John M. Soukup                         President and Director
Jeffery K. Hoelzel                     Secretary and Director
Robert Miner                           Treasurer

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS
--------  --------------------------------

Our Secretary and our Treasurer who are located at 2122 York Road, Oak Brook, IL 60523, maintain physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.  MANAGEMENT SERVICES
--------  -------------------

Not Applicable.

ITEM 32.  UNDERTAKINGS
--------  ------------

1. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

2. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

3. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

4. In accordance with section 26(e) of the Investment Company Act of 1940, First Variable Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in this Registration Statement on Form N-4, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Variable Life Insurance Company.

REPRESENTATIONS

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b) (11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
     Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restriction on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, assumed, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf in the City of Oak Brook, and the State of Illinois, on this 27th day of April, 2000.



                              FIRST VARIABLE ANNUITY FUND E
                              (Registrant)

                              By:  First Variable Life Insurance Company
                                   (Depositor)


                                   By: /s/ John M. Soukup
                                       --------------------------------------
                                       John M. Soukup
                                       President


                              FIRST VARIABLE LIFE INSURANCE COMPANY
                              (Depositor)

                              By: /s/ John M. Soukup
                                  ------------------------------------------
                                  John M. Soukup



ATTEST:

/s/ Jeffery K. Hoelzel
---------------------------
Jeffery K. Hoelzel
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed below by the following persons in the capacities with First Variable Life Insurance Company, on the 27th day of April, 2000.

PRINCIPAL EXECUTIVE OFFICER

/s/ John M. Soukup
-------------------------------------
John M. Soukup
President

PRINCIPAL ACCOUNTING OFFICER

/s/ Christopher S. Harden
-------------------------------------
Christopher S. Harden
Vice President & Treasurer

DIRECTORS


/s/ Ronald M. Butkiewicz                /s/ Jeff S. Liebmann
-------------------------------------   -------------------------------
Ronald M. Butkiewicz                    Jeff S. Liebmann*


/s/ Michael J. Corey                    /s/ Kenneth R. Meyer
-------------------------------------   -------------------------------
Michael J. Corey*                       Kenneth R. Meyer*


/s/ Norman A. Fair                      /s/ Philip R. O'Connor
-------------------------------------   -------------------------------
Norman A. Fair                          Philip R. O'Connor*


/s/ Michael R. Ferrari                  /s/ Clark A. Ramsey
-------------------------------------   -------------------------------
Michael R. Ferrari*                     Clark A. Ramsey


/s/ Shane W. Gleeson                    /s/ John M. Soukup
-------------------------------------   -------------------------------
Shane W. Gleeson                        John M. Soukup


                              *By: ______________________
                                   John M. Soukup
                                   Attorney-in-Fact